UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01540
AIM Funds Group (Invesco Funds Group)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000

Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Item 1. Reports to Stockholders
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Invesco EQV European Small Company Fund
Class A: ESMAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco EQV European Small Company Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV European Small Company Fund (Class A)	$75	1.48%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$182.71M
Total number of portfolio holdings	55
Portfolio turnover rate as of the end of the reporting period	7%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Renew Holdings PLC	5.30%
Diploma PLC	4.83%
DCC PLC	3.40%
IG Group Holdings PLC	3.30%
Neurones	3.20%
Warsaw Stock Exchange	3.10%
Clarkson PLC	2.97%
ME Group International PLC	2.56%
Kardex Holding AG	2.54%
Kaufman & Broad S.A.	2.35%
Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco EQV European Small Company Fund
Class C: ESMCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco EQV European Small Company Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV European Small Company Fund (Class C)	$112	2.23%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$182.71M
Total number of portfolio holdings	55
Portfolio turnover rate as of the end of the reporting period	7%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Renew Holdings PLC	5.30%
Diploma PLC	4.83%
DCC PLC	3.40%
IG Group Holdings PLC	3.30%
Neurones	3.20%
Warsaw Stock Exchange	3.10%
Clarkson PLC	2.97%
ME Group International PLC	2.56%
Kardex Holding AG	2.54%
Kaufman & Broad S.A.	2.35%
Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco EQV European Small Company Fund
Class Y: ESMYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco EQV European Small Company Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV European Small Company Fund (Class Y)	$62	1.23%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$182.71M
Total number of portfolio holdings	55
Portfolio turnover rate as of the end of the reporting period	7%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Renew Holdings PLC	5.30%
Diploma PLC	4.83%
DCC PLC	3.40%
IG Group Holdings PLC	3.30%
Neurones	3.20%
Warsaw Stock Exchange	3.10%
Clarkson PLC	2.97%
ME Group International PLC	2.56%
Kardex Holding AG	2.54%
Kaufman & Broad S.A.	2.35%
Sector allocation (% of net
assets
)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco EQV European Small Company Fund
Class R6: ESMSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco EQV European Small Company Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV European Small Company Fund (Class R6)	$57	1.12%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$ 182.71M
Total number of portfolio h olding s	55
Portfolio turnover rate as of the end of the reporting period	7%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Renew Holdings PLC	5.30%
Diploma PLC	4.83%
DCC PLC	3.40%
IG Group Holdings PLC	3.30%
Neurones	3.20%
Warsaw Stock Exchange	3.10%
Clarkson PLC	2.97%
ME Group International PLC	2.56%
Kardex Holding AG	2.54%
Kaufman & Broad S.A.	2.35%
Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco EQV International Small Company Fund
Class A: IEGAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco EQV International Small Company Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Small Company Fund (Class A)	$82	1.65%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$473.07M
Total number of portfolio holdings	77
Portfolio turnover rate as of the end of the reporting period	12%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings
*
(% of net assets)
Renew Holdings PLC	2.69%
IG Group Holdings PLC	2.50%
ME Group International PLC	2.30%
CTS Eventim AG & Co. KGaA	2.28%
DCC PLC	2.27%
E-L Financial Corp. Ltd.	2.21%
PT Mitra Keluarga Karyasehat Tbk	2.12%
flatexDEGIRO AG	2.11%
Zuken, Inc.	2.00%
4imprint Group PLC	1.96%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco EQV International Small Company Fund
Class C: IEGCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco EQV International Small Company Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Small Company Fund (Class C)	$118	2.40%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$473.07M
Total number of portfolio holdings	77
Portfolio turnover rate as of the end of the reporting period	12%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2
02
4.
Top ten holdings
*
(% of net assets)
Renew Holdings PLC	2.69%
IG Group Holdings PLC	2.50%
ME Group International PLC	2.30%
CTS Eventim AG & Co. KGaA	2.28%
DCC PLC	2.27%
E-L Financial Corp. Ltd.	2.21%
PT Mitra Keluarga Karyasehat Tbk	2.12%
flatexDEGIRO AG	2.11%
Zuken, Inc.	2.00%
4imprint Group PLC	1.96%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco EQV International Small Company Fund
Class Y: IEGYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco EQV International Small Company Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Small Company Fund (Class Y)	$69	1.40%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$473.07M
Total number of portfolio holdings	77
Portfolio turnover rate as of the end of the reporting period	12%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2
02
4.
Top ten holdings
*
(% of net assets)
Renew Holdings PLC	2.69%
IG Group Holdings PLC	2.50%
ME Group International PLC	2.30%
CTS Eventim AG & Co. KGaA	2.28%
DCC PLC	2.27%
E-L Financial Corp. Ltd.	2.21%
PT Mitra Keluarga Karyasehat Tbk	2.12%
flatexDEGIRO AG	2.11%
Zuken, Inc.	2.00%
4imprint Group PLC	1.96%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco EQV International Small Company Fund
Class R5: IEGIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco EQV International Small Company Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Small Company Fund (Class R5)	$57	1.15%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$473.07M
Total number of portfolio holdings	77
Portfolio turnover rate as of the end of the reporting period	12%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2
02
4.
Top ten holdings
*
(% of net assets)
Renew Holdings PLC	2.69%
IG Group Holdings PLC	2.50%
ME Group International PLC	2.30%
CTS Eventim AG & Co. KGaA	2.28%
DCC PLC	2.27%
E-L Financial Corp. Ltd.	2.21%
PT Mitra Keluarga Karyasehat Tbk	2.12%
flatexDEGIRO AG	2.11%
Zuken, Inc.	2.00%
4imprint Group PLC	1.96%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco EQV International Small Company Fund
Class R6: IEGFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco EQV International Small Company Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Small Company Fund (Class R6)	$53	1.08%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$473.07M
Total number of portfolio holdings	77
Portfolio turnover rate as of the end of the reporting period	12%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2
02
4.
Top ten holdings
*
(% of net assets)
Renew Holdings PLC	2.69%
IG Group Holdings PLC	2.50%
ME Group International PLC	2.30%
CTS Eventim AG & Co. KGaA	2.28%
DCC PLC	2.27%
E-L Financial Corp. Ltd.	2.21%
PT Mitra Keluarga Karyasehat Tbk	2.12%
flatexDEGIRO AG	2.11%
Zuken, Inc.	2.00%
4imprint Group PLC	1.96%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Global Core Equity Fund
Class A: AWSAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Core Equity Fund (Class A)	$65	1.24%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$605.58M
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	23%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Microsoft Corp.	5.94%
Amazon.com, Inc.	3.53%
Apple, Inc.	2.97%
3i Group PLC	2.72%
UnitedHealth Group, Inc.	2.72%
Berkshire Hathaway, Inc., Class B	2.57%
Constellation Software, Inc.	2.49%
Thermo Fisher Scientific, Inc.	2.34%
Coca-Cola Co. (The)	2.34%
Alphabet, Inc., Class A	2.33%
Sector allocation (% of net
assets
)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Global Core Equity Fund
Class C: AWSCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Core Equity Fund (Class C)	$104	1.99%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$605.58M
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	23%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Microsoft Corp.	5.94%
Amazon.com, Inc.	3.53%
Apple, Inc.	2.97%
3i Group PLC	2.72%
UnitedHealth Group, Inc.	2.72%
Berkshire Hathaway, Inc., Class B	2.57%
Constellation Software, Inc.	2.49%
Thermo Fisher Scientific, Inc.	2.34%
Coca-Cola Co. (The)	2.34%
Alphabet, Inc., Class A	2.33%
Sector allocation (% of
net
assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Global Core Equity Fund
Class R: AWSRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Core Equity Fund (Class R)	$78	1.49%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$605.58M
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	23%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Microsoft Corp.	5.94%
Amazon.com, Inc.	3.53%
Apple, Inc.	2.97%
3i Group PLC	2.72%
UnitedHealth Group, Inc.	2.72%
Berkshire Hathaway, Inc., Class B	2.57%
Constellation Software, Inc.	2.49%
Thermo Fisher Scientific, Inc.	2.34%
Coca-Cola Co. (The)	2.34%
Alphabet, Inc., Class A	2.33%
Sector allocation (% of net
assets
)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Global Core Equity Fund
Class Y: AWSYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Core Equity Fund (Class Y)	$52	0.99%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$605.58M
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	23%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Microsoft Corp.	5.94%
Amazon.com, Inc.	3.53%
Apple, Inc.	2.97%
3i Group PLC	2.72%
UnitedHealth Group, Inc.	2.72%
Berkshire Hathaway, Inc., Class B	2.57%
Constellation Software, Inc.	2.49%
Thermo Fisher Scientific, Inc.	2.34%
Coca-Cola Co. (The)	2.34%
Alphabet, Inc., Class A	2.33%
Sector allocation (% of net
assets
)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Global Core Equity Fund
Class R5: AWSIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Core Equity Fund (Class R5)	$51	0.97%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$605.58M
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	23%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Microsoft Corp.	5.94%
Amazon.com, Inc.	3.53%
Apple, Inc.	2.97%
3i Group PLC	2.72%
UnitedHealth Group, Inc.	2.72%
Berkshire Hathaway, Inc., Class B	2.57%
Constellation Software, Inc.	2.49%
Thermo Fisher Scientific, Inc.	2.34%
Coca-Cola Co. (The)	2.34%
Alphabet, Inc., Class A	2.33%
Sector allocation (% of net
assets
)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Global Core Equity Fund
Class R6: AWSSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Core Equity Fund (Class R6)	$48	0.91%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$605.58M
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	23%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Microsoft Corp.	5.94%
Amazon.com, Inc.	3.53%
Apple, Inc.	2.97%
3i Group PLC	2.72%
UnitedHealth Group, Inc.	2.72%
Berkshire Hathaway, Inc., Class B	2.57%
Constellation Software, Inc.	2.49%
Thermo Fisher Scientific, Inc.	2.34%
Coca-Cola Co. (The)	2.34%
Alphabet, Inc., Class A	2.33%
Sector allocation (% of net
assets
)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Small Cap Equity Fund
Class A: SMEAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Equity Fund (Class A)	$66	1.30%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$903.65M
Total number of portfolio holdings	97
Portfolio turnover rate as of the end of the reporting period	22%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings
*
(% of net assets)
Tenet Healthcare Corp.	2.37%
Taylor Morrison Home Corp., Class A	2.04%
Sprouts Farmers Market, Inc.	2.03%
Summit Materials, Inc., Class A	1.75%
Piper Sandler Cos.	1.71%
ITT, Inc.	1.68%
Applied Industrial Technologies, Inc.	1.66%
Ollie's Bargain Outlet Holdings, Inc.	1.54%
TMX Group Ltd.	1.52%
Weatherford International PLC	1.49%
*Excluding money market fund holdings, if any.
Sector allocation (% of net
assets
)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Small Cap Equity Fund
Class C: SMECX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Equity Fund (Class C)	$105	2.05%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$903.65M
Total number of portfolio holdings	97
Portfolio turnover rate as of the end of the reporting period	22%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings
*
(% of net assets)
Tenet Healthcare Corp.	2.37%
Taylor Morrison Home Corp., Class A	2.04%
Sprouts Farmers Market, Inc.	2.03%
Summit Materials, Inc., Class A	1.75%
Piper Sandler Cos.	1.71%
ITT, Inc.	1.68%
Applied Industrial Technologies, Inc.	1.66%
Ollie's Bargain Outlet Holdings, Inc.	1.54%
TMX Group Ltd.	1.52%
Weatherford International PLC	1.49%
*Excluding money market fund holdings, if any.
Sector allocation (% of net
assets
)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Small Cap Equity Fund
Class R: SMERX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Equity Fund (Class R)	$79	1.55%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$903.65M
Total number of portfolio holdings	97
Portfolio turnover rate as of the end of the reporting period	22%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings
*
 (% of net assets)
Tenet Healthcare Corp.	2.37%
Taylor Morrison Home Corp., Class A	2.04%
Sprouts Farmers Market, Inc.	2.03%
Summit Materials, Inc., Class A	1.75%
Piper Sandler Cos.	1.71%
ITT, Inc.	1.68%
Applied Industrial Technologies, Inc.	1.66%
Ollie's Bargain Outlet Holdings, Inc.	1.54%
TMX Group Ltd.	1.52%
Weatherford International PLC	1.49%
*Excluding money market fund holdings, if any.
Sector allocation (% of net
assets
)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Small Cap Equity Fund
Class Y: SMEYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Equity Fund (Class Y)	$54	1.05%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$903.65M
Total number of portfolio holdings	97
Portfolio turnover rate as of the end of the reporting period	22%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings
*
(% of net assets)
Tenet Healthcare Corp.	2.37%
Taylor Morrison Home Corp., Class A	2.04%
Sprouts Farmers Market, Inc.	2.03%
Summit Materials, Inc., Class A	1.75%
Piper Sandler Cos.	1.71%
ITT, Inc.	1.68%
Applied Industrial Technologies, Inc.	1.66%
Ollie's Bargain Outlet Holdings, Inc.	1.54%
TMX Group Ltd.	1.52%
Weatherford International PLC	1.49%
*Excluding money market fund holdings, if any.
Sector allocation (% of net
assets
)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Small Cap Equity Fund
Class R5: SMEIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Equity Fund (Class R5)	$47	0.92%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$903.65M
Total number of portfolio holdings	97
Portfolio turnover rate as of the end of the reporting period	22%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings
*
(% of net assets)
Tenet Healthcare Corp.	2.37%
Taylor Morrison Home Corp., Class A	2.04%
Sprouts Farmers Market, Inc.	2.03%
Summit Materials, Inc., Class A	1.75%
Piper Sandler Cos.	1.71%
ITT, Inc.	1.68%
Applied Industrial Technologies, Inc.	1.66%
Ollie's Bargain Outlet Holdings, Inc.	1.54%
TMX Group Ltd.	1.52%
Weatherford International PLC	1.49%
*Excluding money market fund holdings, if any.
Sector allocation (% of net
assets
)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

Invesco Small Cap Equity Fund
Class R6: SMEFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Equity Fund (Class R6)	$43	0.85%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2024)
Fund net assets	$903.65M
Total number of portfolio holdings	97
Portfolio turnover rate as of the end of the reporting period	22%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings
*
(% of net assets)
Tenet Healthcare Corp.	2.37%
Taylor Morrison Home Corp., Class A	2.04%
Sprouts Farmers Market, Inc.	2.03%
Summit Materials, Inc., Class A	1.75%
Piper Sandler Cos.	1.71%
ITT, Inc.	1.68%
Applied Industrial Technologies, Inc.	1.66%
Ollie's Bargain Outlet Holdings, Inc.	1.54%
TMX Group Ltd.	1.52%
Weatherford International PLC	1.49%
*Excluding money market fund holdings, if any.
Sector allocation (% of net
assets
)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports.

(b) Not applicable.

Item 2. Code of Ethics

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

Investments in securities of unaffiliated issuers is filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco EQV European Small Company Fund
Nasdaq:
A: ESMAX ■ C: ESMCX ■ Y: ESMYX ■ R6: ESMSX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Approval of Investment Advisory and Sub-Advisory Contracts
17	Proxy Results
18	Other Information Required in Shareholder Reports

Schedule of Investments
June 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–94.41%
Austria–0.63%
DO & Co. AG	6,515	$1,159,762
Finland–1.19%
Enento Group OYJ(a)	123,300	2,165,287
France–17.63%
Edenred SE	36,230	1,536,581
Exail Technologies S.A.(b)	150,587	2,775,664
Gerard Perrier Industrie S.A.	44,160	4,159,818
HEXAOM S.A.(b)	80,990	1,632,964
Infotel S.A.	64,273	2,883,325
Kaufman & Broad S.A.	156,325	4,295,754
Linedata Services	40,177	2,906,482
Neurones	135,414	5,843,485
Totalenergies EP Gabon	17,124	2,878,057
VusionGroup	23,800	3,300,928
		32,213,058
Georgia–1.06%
TBC Bank Group PLC	59,450	1,927,758
Germany–6.76%
Amadeus Fire AG	17,600	2,001,100
CompuGroup Medical SE & Co. KGaA	99,457	2,541,288
CTS Eventim AG & Co. KGaA	42,397	3,529,526
flatexDEGIRO AG	300,740	4,271,331
		12,343,245
Greece–2.01%
Karelia Tobacco Co., Inc. S.A.	10,265	3,677,569
Hungary–1.44%
Richter Gedeon Nyrt	101,400	2,634,528
Ireland–1.01%
Origin Enterprises PLC	532,984	1,836,663
Israel–1.32%
Hilan Ltd.	46,741	2,412,382
Italy–5.64%
Gruppo MutuiOnline S.p.A.	85,783	3,134,768
MARR S.p.A.	236,352	3,077,194
Technogym S.p.A.(a)	397,739	4,091,409
		10,303,371
Netherlands–1.66%
SBM Offshore N.V.	198,522	3,038,307
Norway–1.34%
Bouvet ASA	414,124	2,441,046
Poland–6.67%
Allegro.eu S.A.(a)(b)	178,184	1,665,291
Mo-BRUK S.A.	33,310	2,624,423
Text S.A.	117,368	2,228,330
Shares		Value
Poland–(continued)
Warsaw Stock Exchange	471,420	$5,668,944
		12,186,988
Portugal–0.84%
Conduril - Engenharia S.A.	51,453	1,542,901
Romania–0.46%
Fondul Proprietatea S.A.	9,933,385	842,481
Sweden–3.85%
Kindred Group PLC, SDR	360,330	4,282,278
Proact IT Group AB	188,453	2,752,273
		7,034,551
Switzerland–4.14%
Carlo Gavazzi Holding AG, BR	9,525	2,926,390
Kardex Holding AG	18,250	4,640,924
		7,567,314
United Kingdom–35.30%
4imprint Group PLC	43,626	3,201,443
B&M European Value Retail S.A.	283,000	1,559,041
City of London Investment Group PLC	320,000	1,490,278
Clarkson PLC	103,616	5,419,042
DCC PLC	89,027	6,213,356
Diploma PLC	168,789	8,822,900
Gamma Communications PLC	157,000	2,790,146
Hays PLC	1,455,000	1,733,411
IG Group Holdings PLC	582,364	6,032,244
ME Group International PLC	2,161,089	4,686,981
Mortgage Advice Bureau Holdings Ltd.	353,571	3,650,733
Renew Holdings PLC	717,898	9,682,165
Savills PLC	220,504	3,105,978
Serco Group PLC	1,695,918	3,841,303
XP Power Ltd.	121,481	2,268,580
		64,497,601
United States–1.46%
Signify N.V.	107,774	2,676,626
Total Common Stocks & Other Equity Interests (Cost $131,861,299)		172,501,438
Money Market Funds–4.80%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(c)(d)	2,843,790	2,843,790
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(c)(d)	2,667,314	2,668,114
Invesco Treasury Portfolio, Institutional Class, 5.21%(c)(d)	3,250,046	3,250,046
Total Money Market Funds (Cost $8,761,429)		8,761,950
TOTAL INVESTMENTS IN SECURITIES—99.21% (Cost $140,622,728)		181,263,388
OTHER ASSETS LESS LIABILITIES–0.79%		1,449,937
NET ASSETS–100.00%		$182,713,325

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco EQV European Small Company Fund

Investment Abbreviations:
BR	– Bearer Shares
SDR	– Swedish Depository Receipt
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2024 was $7,921,987, which represented 4.34% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,401,117	$6,616,656	$(6,173,983)	$-	$-	$2,843,790	$71,432
Invesco Liquid Assets Portfolio, Institutional Class	2,352,979	4,726,183	(4,409,988)	(485)	(575)	2,668,114	70,579
Invesco Treasury Portfolio, Institutional Class	2,744,133	7,561,893	(7,055,980)	-	-	3,250,046	81,457
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	228,000	2,996,363	(3,224,363)	-	-	-	7,992*
Invesco Private Prime Fund	586,270	6,846,147	(7,432,180)	(214)	(23)	-	21,109*
Total	$8,312,499	$28,747,242	$(28,296,494)	$(699)	$(598)	$8,761,950	$252,569

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco EQV European Small Company Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $131,861,299)	$172,501,438
Investments in affiliated money market funds, at value (Cost $8,761,429)	8,761,950
Cash	21
Foreign currencies, at value (Cost $1,657,352)	1,646,665
Receivable for:
Investments sold	16,891
Fund shares sold	16,010
Dividends	576,259
Foreign withholding tax claims	411,541
Investment for trustee deferred compensation and retirement plans	56,735
Other assets	33,993
Total assets	184,021,503
Liabilities:
Payable for:
Investments purchased	476,345
Fund shares reacquired	63,701
Accrued foreign taxes	592,416
Accrued fees to affiliates	81,653
Accrued other operating expenses	32,606
Trustee deferred compensation and retirement plans	61,457
Total liabilities	1,308,178
Net assets applicable to shares outstanding	$182,713,325
Net assets consist of:
Shares of beneficial interest	$136,678,477
Distributable earnings	46,034,848
$182,713,325
Net Assets:
Class A	$93,273,915
Class C	$1,490,377
Class Y	$79,057,461
Class R6	$8,891,572
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	6,070,350
Class C	105,421
Class Y	5,114,835
Class R6	574,936
Class A:
Net asset value per share	$15.37
Maximum offering price per share (Net asset value of $15.37 ÷ 94.50%)	$16.26
Class C:
Net asset value and offering price per share	$14.14
Class Y:
Net asset value and offering price per share	$15.46
Class R6:
Net asset value and offering price per share	$15.47

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco EQV European Small Company Fund

Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $354,455)	$4,056,451
Dividends from affiliates (includes net securities lending income of $2,449)	225,917
Foreign withholding tax claims	411,541
Total investment income	4,693,909
Expenses:
Advisory fees	854,718
Administrative services fees	13,015
Custodian fees	18,848
Distribution fees:
Class A	117,366
Class C	8,053
Transfer agent fees — A, C and Y	120,226
Transfer agent fees — R6	1,189
Trustees’ and officers’ fees and benefits	10,096
Registration and filing fees	29,682
Reports to shareholders	37,651
Professional services fees	30,144
Other	4,458
Total expenses	1,245,446
Less: Fees waived and/or expense offset arrangement(s)	(6,640)
Net expenses	1,238,806
Net investment income	3,455,103
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	6,365,458
Affiliated investment securities	(598)
Foreign currencies	11,499
6,376,359
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(4,304,691)
Affiliated investment securities	(699)
Foreign currencies	(24,883)
(4,330,273)
Net realized and unrealized gain	2,046,086
Net increase in net assets resulting from operations	$5,501,189
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco EQV European Small Company Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$3,455,103	$11,808,423
Net realized gain (loss)	6,376,359	(5,035,126)
Change in net unrealized appreciation (depreciation)	(4,330,273)	17,833,927
Net increase in net assets resulting from operations	5,501,189	24,607,224
Distributions to shareholders from distributable earnings:
Class A	—	(4,534,708)
Class C	—	(72,489)
Class Y	—	(3,992,359)
Class R6	—	(406,970)
Total distributions from distributable earnings	—	(9,006,526)
Share transactions–net:
Class A	(5,107,527)	(7,667,655)
Class C	(279,386)	(1,013,320)
Class Y	(3,509,787)	(1,804,075)
Class R6	583,823	(1,449,625)
Net increase (decrease) in net assets resulting from share transactions	(8,312,877)	(11,934,675)
Net increase (decrease) in net assets	(2,811,688)	3,666,023
Net assets:
Beginning of period	185,525,013	181,858,990
End of period	$182,713,325	$185,525,013
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco EQV European Small Company Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 06/30/24	$14.91	$0.28	$0.18	$0.46	$—	$—	$—	$15.37	3.09%	$93,274	1.48%(d)	1.48%(d)	3.65%(d)	7%
Year ended 12/31/23	13.69	0.85(e)	1.11	1.96	(0.65)	(0.09)	(0.74)	14.91	14.44	95,566	1.44	1.45	5.94(e)	24
Year ended 12/31/22	18.25	0.46(e)	(3.48)	(3.02)	(0.36)	(1.18)	(1.54)	13.69	(16.25)	94,975	1.48	1.49	3.06(e)	5
Year ended 12/31/21	15.18	0.21	3.46	3.67	(0.53)	(0.07)	(0.60)	18.25	24.27	123,121	1.33	1.33	1.22	10
Year ended 12/31/20	14.24	0.14(e)	1.21	1.35	(0.17)	(0.24)	(0.41)	15.18	9.60	99,172	1.53	1.54	1.09(e)	6
Year ended 12/31/19	13.23	0.34(e)	1.67	2.01	(0.63)	(0.37)	(1.00)	14.24	15.23	121,763	1.42	1.43	2.40(e)	1
Class C
Six months ended 06/30/24	13.77	0.20	0.17	0.37	—	—	—	14.14	2.69	1,490	2.23(d)	2.23(d)	2.90(d)	7
Year ended 12/31/23	12.66	0.69(e)	1.02	1.71	(0.51)	(0.09)	(0.60)	13.77	13.64	1,726	2.19	2.20	5.19(e)	24
Year ended 12/31/22	17.04	0.33(e)	(3.27)	(2.94)	(0.26)	(1.18)	(1.44)	12.66	(16.94)	2,568	2.23	2.24	2.31(e)	5
Year ended 12/31/21	14.01	0.08	3.19	3.27	(0.17)	(0.07)	(0.24)	17.04	23.35	4,215	2.08	2.08	0.47	10
Year ended 12/31/20	13.27	0.04(e)	1.11	1.15	(0.17)	(0.24)	(0.41)	14.01	8.80	6,370	2.28	2.29	0.34(e)	6
Year ended 12/31/19	12.36	0.22(e)	1.56	1.78	(0.50)	(0.37)	(0.87)	13.27	14.44	12,200	2.17	2.18	1.65(e)	1
Class Y
Six months ended 06/30/24	14.98	0.30	0.18	0.48	—	—	—	15.46	3.20	79,057	1.23(d)	1.23(d)	3.90(d)	7
Year ended 12/31/23	13.75	0.89(e)	1.12	2.01	(0.69)	(0.09)	(0.78)	14.98	14.75	80,153	1.19	1.20	6.19(e)	24
Year ended 12/31/22	18.33	0.51(e)	(3.51)	(3.00)	(0.40)	(1.18)	(1.58)	13.75	(16.06)	75,529	1.23	1.24	3.31(e)	5
Year ended 12/31/21	15.27	0.26	3.48	3.74	(0.61)	(0.07)	(0.68)	18.33	24.62	132,546	1.08	1.08	1.47	10
Year ended 12/31/20	14.29	0.18(e)	1.21	1.39	(0.17)	(0.24)	(0.41)	15.27	9.85	121,746	1.28	1.29	1.34(e)	6
Year ended 12/31/19	13.27	0.38(e)	1.68	2.06	(0.67)	(0.37)	(1.04)	14.29	15.56	230,577	1.17	1.18	2.65(e)	1
Class R6
Six months ended 06/30/24	14.98	0.30	0.19	0.49	—	—	—	15.47	3.27	8,892	1.12(d)	1.12(d)	4.01(d)	7
Year ended 12/31/23	13.75	0.91(e)	1.11	2.02	(0.70)	(0.09)	(0.79)	14.98	14.86	8,080	1.09	1.10	6.29(e)	24
Year ended 12/31/22	18.33	0.52(e)	(3.50)	(2.98)	(0.42)	(1.18)	(1.60)	13.75	(15.95)	8,787	1.11	1.12	3.43(e)	5
Year ended 12/31/21	15.28	0.27	3.48	3.75	(0.63)	(0.07)	(0.70)	18.33	24.72	12,353	1.00	1.00	1.55	10
Year ended 12/31/20	14.28	0.19(e)	1.22	1.41	(0.17)	(0.24)	(0.41)	15.28	9.99	11,029	1.19	1.20	1.43(e)	6
Year ended 12/31/19	13.27	0.39(e)	1.67	2.06	(0.68)	(0.37)	(1.05)	14.28	15.59	14,875	1.09	1.10	2.73(e)	1

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended December 31, 2023. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.38 and 2.64%, $0.22 and 1.89%, $0.42 and 2.89% and $0.44 and 2.99% for Class A, Class C, Class Y and Class R6 shares, respectively. Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended December 31, 2022. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.35 and 2.33%, $0.22 and 1.58%, $0.40 and 2.58% and $0.41 and 2.70% for Class A, Class C, Class Y and Class R6 shares, respectively. Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended December 31, 2020. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.08 and 0.62%, $(0.02) and (0.13)%, $0.12 and 0.87% and $0.13 and 0.96% for Class A, Class C, Class Y and Class R6 shares, respectively. Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended December 31, 2019. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.24 and 1.66%, $0.12 and 0.91%, $0.28 and 1.91% and $0.29 and 1.99% for Class A, Class C, Class Y and Class R6 shares, respectively.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco EQV European Small Company Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco EQV European Small Company Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
8	Invesco EQV European Small Company Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended June 30, 2024, the Fund did not enter into any closing agreements.
G.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment
9	Invesco EQV European Small Company Fund

of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2024, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.	Other Risks - Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
10	Invesco EQV European Small Company Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.910%
Next $500 million	0.885%
Next $1.5 billion	0.860%
Next $2.5 billion	0.835%
Next $2.5 billion	0.810%
Next $2.5 billion	0.785%
Over $10 billion	0.760%
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.935%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 2.25%, 3.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $3,957.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”).  The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  June 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2024, IDI advised the Fund that IDI retained $4,246 in front-end sales commissions from the sale of Class A shares and $0 and $0 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended June 30, 2024, the Fund incurred $2,291 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s
11	Invesco EQV European Small Company Fund

assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Austria	$—	$1,159,762	$—	$1,159,762
Finland	—	2,165,287	—	2,165,287
France	—	32,213,058	—	32,213,058
Georgia	—	1,927,758	—	1,927,758
Germany	—	12,343,245	—	12,343,245
Greece	—	3,677,569	—	3,677,569
Hungary	—	2,634,528	—	2,634,528
Ireland	—	1,836,663	—	1,836,663
Israel	—	2,412,382	—	2,412,382
Italy	—	10,303,371	—	10,303,371
Netherlands	—	3,038,307	—	3,038,307
Norway	—	2,441,046	—	2,441,046
Poland	—	12,186,988	—	12,186,988
Portugal	1,542,901	—	—	1,542,901
Romania	—	842,481	—	842,481
Sweden	—	7,034,551	—	7,034,551
Switzerland	—	7,567,314	—	7,567,314
United Kingdom	—	64,497,601	—	64,497,601
United States	—	2,676,626	—	2,676,626
Money Market Funds	8,761,950	—	—	8,761,950
Total Investments	$10,304,851	$170,958,537	$—	$181,263,388
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended June 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,683.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2023, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$—	$5,049,681	$5,049,681
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
12	Invesco EQV European Small Company Fund

NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $11,760,940 and $18,728,256, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$52,019,026
Aggregate unrealized (depreciation) of investments	(15,034,355)
Net unrealized appreciation of investments	$36,984,671
Cost of investments for tax purposes is $144,278,717.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	130,560	$2,020,362	531,636	$7,633,281
Class C	7,703	106,885	24,210	322,359
Class Y	369,551	5,775,151	1,716,313	24,682,143
Class R6	105,812	1,652,971	79,541	1,138,540
Issued as reinvestment of dividends:
Class A	-	-	276,206	4,002,237
Class C	-	-	4,801	64,287
Class Y	-	-	220,465	3,209,971
Class R6	-	-	25,689	374,029
Automatic conversion of Class C shares to Class A shares:
Class A	8,273	125,968	60,123	857,913
Class C	(8,981)	(125,968)	(65,216)	(857,913)
Reacquired:
Class A	(478,290)	(7,253,857)	(1,397,831)	(20,161,086)
Class C	(18,670)	(260,303)	(41,214)	(542,053)
Class Y	(605,712)	(9,284,938)	(2,079,664)	(29,696,189)
Class R6	(70,310)	(1,069,148)	(204,956)	(2,962,194)
Net increase (decrease) in share activity	(560,064)	$(8,312,877)	(849,897)	$(11,934,675)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
NOTE 10—Subsequent Event
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors.
13	Invesco EQV European Small Company Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Funds Group (Invesco Funds Group) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco EQV European Small Company Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B.  Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the MSCI Europe Small Cap Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period, the second quintile for the three year period, and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods.  The Board considered that the
14	Invesco EQV European Small Company Fund

Fund’s stock selection in certain geographic regions and sectors detracted from Fund performance.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each above the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.
The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s actual management fees were in the fifth quintile of its expense group and discussed with management reasons for such relative actual management fees.  The Board requested and considered additional information from management regarding the Fund’s actual management fees in light of current asset levels, as well as the Fund’s total expenses relative to peers.  As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to the Fund’s actual management fees and total expenses relative to peers and how the Fund’s expense group does not differentiate by capitalization weightings.  The Board also considered information provided by management in response to follow-up requests for information submitted by the independent Trustees to management regarding how the Fund’s actual and contractual management fees compare to other similar funds not included in the expense group.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.	Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for
15	Invesco EQV European Small Company Fund

those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
16	Invesco EQV European Small Company Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Funds Group (Invesco Funds Group), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld
(1)*	Beth Ann Brown	96,416,079.80	4,062,438.08
	Carol Deckbar	96,382,524.71	4,095,993.16
	Cynthia Hostetler	96,466,262.72	4,012,255.16
	Dr. Eli Jones	96,498,895.40	3,979,622.48
	Elizabeth Krentzman	96,552,099.70	3,926,418.17
	Jeffrey H. Kupor	96,593,742.71	3,884,775.17
	Anthony J. LaCava, Jr.	96,585,920.05	3,892,597.83
	James Liddy	96,604,559.02	3,873,958.86
	Dr. Prema Mathai-Davis	96,202,801.75	4,275,716.12
	Joel W. Motley	96,401,604.07	4,076,913.81
	Teresa M. Ressel	96,506,838.83	3,971,679.05
	Douglas Sharp	96,642,365.48	3,836,152.40
	Robert C. Troccoli	96,641,457.91	3,837,059.97
	Daniel S. Vandivort	96,656,953.13	3,821,564.74
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Funds Group.
17	Invesco EQV European Small Company Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
18	Invesco EQV European Small Company Fund

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SEC file number(s): 811-01540 and 002-27334	Invesco Distributors, Inc.	ESC-NCSRS

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco EQV International Small Company Fund
Nasdaq:
A: IEGAX ■ C: IEGCX ■ Y: IEGYX ■ R5: IEGIX ■ R6: IEGFX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
15	Approval of Investment Advisory and Sub-Advisory Contracts
18	Proxy Results
19	Other Information Required in Shareholder Reports

Schedule of Investments
June 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.01%
Austria–0.63%
DO & Co. AG	16,685	$2,970,164
Brazil–6.04%
Arcos Dorados Holdings, Inc., Class A(a)	569,768	5,127,912
Multiplan Empreendimentos Imobiliarios S.A.	1,832,200	7,387,666
TOTVS S.A.	1,446,300	7,873,009
Wilson Sons S.A.	3,008,682	8,180,885
		28,569,472
Canada–7.15%
Calian Group Ltd.	190,900	7,849,220
E-L Financial Corp. Ltd.	12,921	10,438,899
Information Services Corp.	451,900	8,528,970
Total Energy Services, Inc.	670,190	4,732,309
Trican Well Service Ltd.	639,308	2,252,450
		33,801,848
China–3.83%
Airtac International Group	244,000	7,405,971
Chongqing Fuling Zhacai Group Co. Ltd., A Shares	1,146,349	1,930,342
Tongcheng Travel Holdings Ltd.(b)	4,440,000	8,805,721
		18,142,034
Egypt–1.18%
Eastern Co. S.A.E.	8,674,229	3,283,358
Integrated Diagnostics Holdings PLC(b)(c)	7,477,870	2,282,672
		5,566,030
France–6.91%
Edenred SE	93,800	3,978,229
Exail Technologies S.A.(a)(c)	267,597	4,932,426
Kaufman & Broad S.A.	206,837	5,683,806
Linedata Services	58,928	4,262,966
Metropole Television S.A.	185,460	2,325,506
Neurones	142,053	6,129,977
Precia S.A.	181,233	5,399,587
		32,712,497
Georgia–1.06%
TBC Bank Group PLC	154,967	5,025,044
Germany–5.66%
CompuGroup Medical SE & Co. KGaA	235,373	6,014,163
CTS Eventim AG & Co. KGaA	129,706	10,797,950
flatexDEGIRO AG	701,423	9,962,126
		26,774,239
India–2.42%
Emami Ltd.	734,643	6,063,173
MakeMyTrip Ltd.(a)(c)	63,874	5,371,804
		11,434,977
Indonesia–4.21%
PT Kalbe Farma Tbk	67,530,500	6,290,578
Shares		Value
Indonesia–(continued)
PT Mitra Keluarga Karyasehat Tbk(b)	54,482,000	$10,043,828
PT Pakuwon Jati Tbk	161,499,300	3,604,276
		19,938,682
Italy–4.15%
Danieli & C. Officine Meccaniche S.p.A., RSP	266,310	7,575,421
MARR S.p.A.	462,128	6,016,694
Technogym S.p.A.(b)	589,561	6,064,618
		19,656,733
Japan–12.14%
Fujimi, Inc.(a)	270,900	5,123,991
Hamamatsu Photonics K.K.	250,100	6,718,590
M3, Inc.	483,000	4,621,351
Nabtesco Corp.(a)	174,500	2,973,650
Shimano, Inc.	59,700	9,226,265
SHOEI Co., Ltd.(a)	354,900	4,332,343
Tokyo Ohka Kogyo Co. Ltd.(a)	281,900	7,691,784
Yonex Co. Ltd.	598,500	7,266,845
Zuken, Inc.	359,200	9,459,803
		57,414,622
Malaysia–3.21%
Bursa Malaysia Bhd.	2,283,700	4,277,050
Heineken Malaysia Bhd.	1,416,900	6,615,697
KPJ Healthcare Bhd.	10,504,900	4,290,994
		15,183,741
Mexico–1.93%
Bolsa Mexicana de Valores S.A.B. de C.V.	3,511,594	5,946,389
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	1,836,900	3,177,802
		9,124,191
Netherlands–1.47%
SBM Offshore N.V.	453,901	6,946,790
New Zealand–0.90%
Freightways Group Ltd.(a)	909,162	4,262,284
Poland–1.92%
Mo-BRUK S.A.	55,736	4,391,320
Text S.A.	248,384	4,715,778
		9,107,098
South Africa–1.44%
Combined Motor Holdings Ltd.	1,366,001	2,123,176
Karooooo Ltd.	163,900	4,703,930
		6,827,106
South Korea–0.76%
LEENO Industrial, Inc.	21,182	3,580,414
Spain–1.04%
Construcciones y Auxiliar de Ferrocarriles S.A.	130,396	4,901,638

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco EQV International Small Company Fund

Shares		Value
Sweden–1.92%
Kindred Group PLC, SDR	763,188	$9,069,973
Switzerland–1.16%
Kardex Holding AG(a)	21,500	5,467,390
Taiwan–2.42%
ASPEED Technology, Inc.	27,000	4,006,551
Visual Photonics Epitaxy Co. Ltd.	1,470,000	7,461,903
		11,468,454
United Kingdom–20.37%
4imprint Group PLC	126,306	9,268,819
Clarkson PLC	142,000	7,426,498
DCC PLC	154,050	10,751,429
Diploma PLC	147,480	7,709,041
IG Group Holdings PLC	1,141,132	11,820,075
ME Group International PLC	5,006,666	10,858,484
Mortgage Advice Bureau Holdings Ltd.	830,049	8,570,520
Renew Holdings PLC	942,085	12,705,735
Savills PLC	413,099	5,818,835
Serco Group PLC	2,973,723	6,735,568
XP Power Ltd.	251,028	4,687,787
		96,352,791
United States–1.09%
Signify N.V.	208,002	5,165,842
Total Common Stocks & Other Equity Interests (Cost $378,969,809)		449,464,054
Shares		Value
Money Market Funds–4.59%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)	7,543,999	$7,543,999
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(d)(e)	5,557,165	5,558,832
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	8,621,713	8,621,713
Total Money Market Funds (Cost $21,722,748)		21,724,544
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.60% (Cost $400,692,557)		471,188,598
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.82%
Invesco Private Government Fund, 5.31%(d)(e)(f)	5,057,851	5,057,851
Invesco Private Prime Fund, 5.48%(d)(e)(f)	13,001,912	13,005,812
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,063,663)		18,063,663
TOTAL INVESTMENTS IN SECURITIES—103.42% (Cost $418,756,220)		489,252,261
OTHER ASSETS LESS LIABILITIES–(3.42)%		(16,186,142)
NET ASSETS–100.00%		$473,066,119
Investment Abbreviations:
RSP	– Registered Savings Plan Shares
SDR	– Swedish Depository Receipt
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at June 30, 2024.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2024 was $27,196,839, which represented 5.75% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,849,108	$22,270,640	$(25,575,749)	$-	$-	$7,543,999	$193,683
Invesco Liquid Assets Portfolio, Institutional Class	7,921,543	15,907,600	(18,268,392)	(3,640)	1,721	5,558,832	149,200
Invesco Treasury Portfolio, Institutional Class	12,398,980	25,452,160	(29,229,427)	-	-	8,621,713	220,849
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	918,745	21,318,449	(17,179,343)	-	-	5,057,851	75,401*
Invesco Private Prime Fund	2,362,487	45,519,205	(34,873,880)	(955)	(1,045)	13,005,812	203,008*
Total	$34,450,863	$130,468,054	$(125,126,791)	$(4,595)	$676	$39,788,207	$842,141

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco EQV International Small Company Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $378,969,809)*	$449,464,054
Investments in affiliated money market funds, at value (Cost $39,786,411)	39,788,207
Foreign currencies, at value (Cost $775,400)	771,820
Receivable for:
Investments sold	266,277
Fund shares sold	587,334
Dividends	1,953,548
Foreign withholding tax claims	171,756
Investment for trustee deferred compensation and retirement plans	90,125
Other assets	57,386
Total assets	493,150,507
Liabilities:
Payable for:
Investments purchased	1,249,004
Fund shares reacquired	365,420
Collateral upon return of securities loaned	18,063,663
Accrued fees to affiliates	255,332
Accrued other operating expenses	55,899
Trustee deferred compensation and retirement plans	95,070
Total liabilities	20,084,388
Net assets applicable to shares outstanding	$473,066,119
Net assets consist of:
Shares of beneficial interest	$396,327,048
Distributable earnings	76,739,071
$473,066,119
Net Assets:
Class A	$145,594,173
Class C	$2,783,047
Class Y	$88,989,595
Class R5	$19,270,274
Class R6	$216,429,030
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	7,251,509
Class C	147,629
Class Y	4,420,239
Class R5	966,504
Class R6	10,860,948
Class A:
Net asset value per share	$20.08
Maximum offering price per share (Net asset value of $20.08 ÷ 94.50%)	$21.25
Class C:
Net asset value and offering price per share	$18.85
Class Y:
Net asset value and offering price per share	$20.13
Class R5:
Net asset value and offering price per share	$19.94
Class R6:
Net asset value and offering price per share	$19.93

*	At June 30, 2024, securities with an aggregate value of $17,310,671 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco EQV International Small Company Fund

Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $812,341)	$7,772,401
Dividends from affiliates (includes net securities lending income of $23,852)	587,584
Foreign withholding tax claims	171,756
Total investment income	8,531,741
Expenses:
Advisory fees	2,218,427
Administrative services fees	34,110
Custodian fees	35,518
Distribution fees:
Class A	186,189
Class C	14,427
Transfer agent fees — A, C and Y	467,553
Transfer agent fees — R5	9,719
Transfer agent fees — R6	31,921
Trustees’ and officers’ fees and benefits	10,960
Registration and filing fees	47,347
Reports to shareholders	171,198
Professional services fees	29,309
Other	6,999
Total expenses	3,263,677
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(42,390)
Net expenses	3,221,287
Net investment income	5,310,454
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	2,856,401
Affiliated investment securities	676
Foreign currencies	(365,347)
Forward foreign currency contracts	853
2,492,583
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(12,403,045)
Affiliated investment securities	(4,595)
Foreign currencies	(51,781)
(12,459,421)
Net realized and unrealized gain (loss)	(9,966,838)
Net increase (decrease) in net assets resulting from operations	$(4,656,384)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco EQV International Small Company Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$5,310,454	$13,121,787
Net realized gain (loss)	2,492,583	(373,239)
Change in net unrealized appreciation (depreciation)	(12,459,421)	44,404,684
Net increase (decrease) in net assets resulting from operations	(4,656,384)	57,153,232
Distributions to shareholders from distributable earnings:
Class A	—	(3,202,184)
Class C	—	(50,555)
Class Y	—	(2,112,537)
Class R5	—	(558,655)
Class R6	—	(5,706,571)
Total distributions from distributable earnings	—	(11,630,502)
Share transactions–net:
Class A	(3,599,590)	4,061,469
Class C	(129,775)	(55,832)
Class Y	3,366,835	11,930,804
Class R5	(969,697)	(1,681,019)
Class R6	13,456,370	34,631,734
Net increase in net assets resulting from share transactions	12,124,143	48,887,156
Net increase in net assets	7,467,759	94,409,886
Net assets:
Beginning of period	465,598,360	371,188,474
End of period	$473,066,119	$465,598,360
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco EQV International Small Company Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 06/30/24	$20.34	$0.19	$(0.45)	$(0.26)	$—	$—	$—	$20.08	(1.28)%	$145,594	1.65%(d)	1.68%(d)	1.90%(d)	12%
Year ended 12/31/23	18.24	0.55(e)	2.01	2.56	(0.44)	(0.02)	(0.46)	20.34	14.12	151,012	1.71	1.72	2.90(e)	11
Year ended 12/31/22	21.18	0.48(e)	(2.88)	(2.40)	(0.35)	(0.19)	(0.54)	18.24	(11.27)	131,971	1.49	1.50	2.55(e)	10
Year ended 12/31/21	18.67	0.26	3.14	3.40	(0.38)	(0.51)	(0.89)	21.18	18.38	150,947	1.47	1.47	1.21	6
Year ended 12/31/20	17.13	0.09	1.66	1.75	(0.10)	(0.11)	(0.21)	18.67	10.23	127,417	1.60	1.61	0.57	10
Year ended 12/31/19	15.14	0.28	2.49	2.77	(0.40)	(0.38)	(0.78)	17.13	18.37	139,919	1.55	1.56	1.70	10
Class C
Six months ended 06/30/24	19.16	0.11	(0.42)	(0.31)	—	—	—	18.85	(1.62)	2,783	2.40(d)	2.43(d)	1.15(d)	12
Year ended 12/31/23	17.22	0.38(e)	1.88	2.26	(0.30)	(0.02)	(0.32)	19.16	13.21	2,961	2.46	2.47	2.15(e)	11
Year ended 12/31/22	20.02	0.32(e)	(2.72)	(2.40)	(0.21)	(0.19)	(0.40)	17.22	(11.94)	2,713	2.24	2.25	1.80(e)	10
Year ended 12/31/21	17.69	0.09	2.98	3.07	(0.23)	(0.51)	(0.74)	20.02	17.51	3,472	2.22	2.22	0.46	6
Year ended 12/31/20	16.30	(0.03)	1.55	1.52	(0.02)	(0.11)	(0.13)	17.69	9.36	3,151	2.35	2.36	(0.18)	10
Year ended 12/31/19	14.41	0.15	2.36	2.51	(0.24)	(0.38)	(0.62)	16.30	17.45	4,213	2.30	2.31	0.95	10
Class Y
Six months ended 06/30/24	20.36	0.22	(0.45)	(0.23)	—	—	—	20.13	(1.13)	88,990	1.40(d)	1.43(d)	2.15(d)	12
Year ended 12/31/23	18.26	0.60(e)	2.00	2.60	(0.48)	(0.02)	(0.50)	20.36	14.38	86,064	1.46	1.47	3.15(e)	11
Year ended 12/31/22	21.21	0.52(e)	(2.88)	(2.36)	(0.40)	(0.19)	(0.59)	18.26	(11.08)	65,634	1.24	1.25	2.80(e)	10
Year ended 12/31/21	18.69	0.31	3.16	3.47	(0.44)	(0.51)	(0.95)	21.21	18.70	37,629	1.22	1.22	1.46	6
Year ended 12/31/20	17.15	0.13	1.66	1.79	(0.14)	(0.11)	(0.25)	18.69	10.47	34,240	1.35	1.36	0.82	10
Year ended 12/31/19	15.16	0.32	2.50	2.82	(0.45)	(0.38)	(0.83)	17.15	18.66	46,477	1.30	1.31	1.95	10
Class R5
Six months ended 06/30/24	20.14	0.24	(0.44)	(0.20)	—	—	—	19.94	(0.99)	19,270	1.15(d)	1.16(d)	2.40(d)	12
Year ended 12/31/23	18.06	0.66(e)	1.98	2.64	(0.54)	(0.02)	(0.56)	20.14	14.77	20,442	1.14	1.15	3.47(e)	11
Year ended 12/31/22	20.99	0.54(e)	(2.86)	(2.32)	(0.42)	(0.19)	(0.61)	18.06	(11.00)	19,913	1.12	1.13	2.92(e)	10
Year ended 12/31/21	18.51	0.32	3.13	3.45	(0.46)	(0.51)	(0.97)	20.99	18.78	11,009	1.13	1.13	1.55	6
Year ended 12/31/20	16.98	0.15	1.65	1.80	(0.16)	(0.11)	(0.27)	18.51	10.64	6,297	1.22	1.23	0.95	10
Year ended 12/31/19	15.01	0.34	2.48	2.82	(0.47)	(0.38)	(0.85)	16.98	18.84	5,656	1.18	1.19	2.07	10
Class R6
Six months ended 06/30/24	20.13	0.25	(0.45)	(0.20)	—	—	—	19.93	(0.99)	216,429	1.08(d)	1.09(d)	2.47(d)	12
Year ended 12/31/23	18.05	0.67(e)	1.99	2.66	(0.56)	(0.02)	(0.58)	20.13	14.85	205,121	1.07	1.08	3.54(e)	11
Year ended 12/31/22	20.97	0.56(e)	(2.86)	(2.30)	(0.43)	(0.19)	(0.62)	18.05	(10.91)	150,958	1.05	1.06	2.99(e)	10
Year ended 12/31/21	18.49	0.34	3.12	3.46	(0.47)	(0.51)	(0.98)	20.97	18.88	132,901	1.06	1.06	1.62	6
Year ended 12/31/20	16.96	0.16	1.65	1.81	(0.17)	(0.11)	(0.28)	18.49	10.72	79,958	1.15	1.16	1.02	10
Year ended 12/31/19	15.00	0.35	2.47	2.82	(0.48)	(0.38)	(0.86)	16.96	18.88	79,608	1.11	1.12	2.14	10

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the year ended December 31, 2023. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.31 and 1.65%, $0.14 and 0.90%, $0.36 and 1.90%, $0.42 and 2.22% and $0.43 and 2.29% for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively. Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended December 31, 2022. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.38 and 2.03%, $0.22 and 1.28%, $0.42 and 2.28%, $0.44 and 2.40% and $0.46 and 2.47% for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco EQV International Small Company Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco EQV International Small Company Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
8	Invesco EQV International Small Company Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended June 30, 2024, the Fund did not enter into any closing agreements.
G.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds
9	Invesco EQV International Small Company Fund

(collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2024, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.910%
Next $500 million	0.885%
Next $1.5 billion	0.860%
Next $2.5 billion	0.835%
Next $2.5 billion	0.810%
Next $2.5 billion	0.785%
Over $10 billion	0.760%
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.92%.
10	Invesco EQV International Small Company Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
Effective April 26, 2024, the Adviser has contractually agreed, through at least April 30, 2025, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.55%, 2.30%, 1.30%, 1.30% and 1.30%, respectively, of the Fund’s average daily net assets (the "expense limits"). Prior to April 26, 2024, the Adviser had agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $12,068 and reimbursed class level expenses of $16,996, $324, $0, $10,567, $0 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  June 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2024, IDI advised the Fund that IDI retained $5,449 in front-end sales commissions from the sale of Class A shares and $870 and $22 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended June 30, 2024, the Fund incurred $7,381 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
11	Invesco EQV International Small Company Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Austria	$—	$2,970,164	$—	$2,970,164
Brazil	28,569,472	—	—	28,569,472
Canada	33,801,848	—	—	33,801,848
China	—	18,142,034	—	18,142,034
Egypt	—	5,566,030	—	5,566,030
France	—	32,712,497	—	32,712,497
Georgia	—	5,025,044	—	5,025,044
Germany	—	26,774,239	—	26,774,239
India	5,371,804	6,063,173	—	11,434,977
Indonesia	—	19,938,682	—	19,938,682
Italy	—	19,656,733	—	19,656,733
Japan	—	57,414,622	—	57,414,622
Malaysia	—	15,183,741	—	15,183,741
Mexico	9,124,191	—	—	9,124,191
Netherlands	—	6,946,790	—	6,946,790
New Zealand	—	4,262,284	—	4,262,284
Poland	—	9,107,098	—	9,107,098
South Africa	4,703,930	2,123,176	—	6,827,106
South Korea	—	3,580,414	—	3,580,414
Spain	—	4,901,638	—	4,901,638
Sweden	—	9,069,973	—	9,069,973
Switzerland	—	5,467,390	—	5,467,390
Taiwan	—	11,468,454	—	11,468,454
United Kingdom	—	96,352,791	—	96,352,791
United States	—	5,165,842	—	5,165,842
Money Market Funds	21,724,544	18,063,663	—	39,788,207
Total Investments	$103,295,789	$385,956,472	$—	$489,252,261
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended June 30, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$853
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$715,126
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended June 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,435.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under
12	Invesco EQV International Small Company Fund

such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2023, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$—	$621,407	$621,407
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $80,630,696 and $55,941,319, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$96,478,625
Aggregate unrealized (depreciation) of investments	(27,301,335)
Net unrealized appreciation of investments	$69,177,290
Cost of investments for tax purposes is $420,074,971.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	408,419	$8,294,495	1,542,497	$29,544,136
Class C	10,722	206,406	26,518	472,387
Class Y	1,621,310	32,782,855	1,826,387	34,589,682
Class R5	57,508	1,166,941	266,242	5,011,019
Class R6	1,982,493	39,959,633	3,932,270	74,238,363
Issued as reinvestment of dividends:
Class A	-	-	147,264	2,889,315
Class C	-	-	2,404	44,468
Class Y	-	-	91,960	1,807,020
Class R5	-	-	28,752	558,656
Class R6	-	-	277,328	5,385,719
Automatic conversion of Class C shares to Class A shares:
Class A	5,955	120,187	4,756	90,363
Class C	(6,329)	(120,187)	(5,059)	(90,363)
13	Invesco EQV International Small Company Fund

	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(589,026)	$(12,014,272)	(1,504,593)	$(28,462,345)
Class C	(11,257)	(215,994)	(26,958)	(482,324)
Class Y	(1,427,305)	(29,416,020)	(1,286,436)	(24,465,898)
Class R5	(105,819)	(2,136,638)	(382,534)	(7,250,694)
Class R6	(1,313,601)	(26,503,263)	(2,382,125)	(44,992,348)
Net increase in share activity	633,070	$12,124,143	2,558,673	$48,887,156

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 70% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
NOTE 11—Subsequent Event
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors.
14	Invesco EQV International Small Company Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Funds Group (Invesco Funds Group) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Global Core Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the MSCI World Index (Index).  The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods.  The Board considered that the Fund’s stock selection in, and underweight exposure to, certain sectors detracted from Fund performance.  The Board also considered that the Fund changed its Lipper classification in 2022.  The Board further considered
15	Invesco EQV International Small Company Fund

that the Fund underwent a portfolio management team change in September 2023, and that performance results prior to such date were those of the prior portfolio management team.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.
The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.
D.	Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for
16	Invesco EQV International Small Company Fund

executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
17	Invesco EQV International Small Company Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Funds Group (Invesco Funds Group), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld
(1)*	Beth Ann Brown	96,416,079.80	4,062,438.08
	Carol Deckbar	96,382,524.71	4,095,993.16
	Cynthia Hostetler	96,466,262.72	4,012,255.16
	Dr. Eli Jones	96,498,895.40	3,979,622.48
	Elizabeth Krentzman	96,552,099.70	3,926,418.17
	Jeffrey H. Kupor	96,593,742.71	3,884,775.17
	Anthony J. LaCava, Jr.	96,585,920.05	3,892,597.83
	James Liddy	96,604,559.02	3,873,958.86
	Dr. Prema Mathai-Davis	96,202,801.75	4,275,716.12
	Joel W. Motley	96,401,604.07	4,076,913.81
	Teresa M. Ressel	96,506,838.83	3,971,679.05
	Douglas Sharp	96,642,365.48	3,836,152.40
	Robert C. Troccoli	96,641,457.91	3,837,059.97
	Daniel S. Vandivort	96,656,953.13	3,821,564.74
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Funds Group.
18	Invesco EQV International Small Company Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
19	Invesco EQV International Small Company Fund

SEC file number(s): 811-01540 and 002-27334	Invesco Distributors, Inc.	ISC-NCSRS

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco Global Core Equity Fund
Nasdaq:
A: AWSAX ■ C: AWSCX ■ R: AWSRX ■ Y: AWSYX ■ R5: AWSIX ■ R6: AWSSX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Approval of Investment Advisory and Sub-Advisory Contracts
17	Proxy Results
18	Other Information Required in Shareholder Reports

Schedule of Investments
June 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.88%
Australia–0.40%
Rio Tinto PLC	36,695	$2,407,862
Canada–5.89%
Canadian Pacific Kansas City Ltd.(a)	130,696	10,292,889
Constellation Software, Inc.	5,239	15,095,581
Dollarama, Inc.	112,525	10,274,111
		35,662,581
China–2.37%
NetEase, Inc.	178,521	3,409,023
Tencent Holdings Ltd.	230,100	10,916,020
		14,325,043
France–6.40%
Airbus SE	40,451	5,551,764
Hermes International S.C.A.	3,780	8,730,384
L’Oreal S.A.	23,076	10,157,261
LVMH Moet Hennessy Louis Vuitton SE	14,843	11,396,319
TotalEnergies SE	44,092	2,952,124
		38,787,852
Italy–1.18%
Ryanair Holdings PLC, ADR	61,436	7,153,607
Netherlands–1.59%
ASML Holding N.V.	2,692	2,743,595
IMCD N.V.	50,175	6,916,495
		9,660,090
South Korea–1.82%
Samsung Electronics Co. Ltd.	187,621	11,042,204
Sweden–1.06%
Atlas Copco AB, Class A	341,524	6,412,536
Taiwan–1.80%
Taiwan Semiconductor Manufacturing Co. Ltd.	367,000	10,873,334
United Kingdom–8.34%
3i Group PLC	427,584	16,479,458
Ashtead Group PLC	43,850	2,923,640
Berkeley Group Holdings PLC (The)	91,500	5,286,825
RELX PLC	266,653	12,202,815
Unilever PLC	247,613	13,590,817
		50,483,555
United States–66.03%
Accenture PLC, Class A	39,973	12,128,208
Alphabet, Inc., Class A	77,498	14,116,261
Amazon.com, Inc.(b)	110,785	21,409,201
American Express Co.	36,848	8,532,154
AMETEK, Inc.	43,878	7,314,901
Amphenol Corp., Class A	139,062	9,368,607
Analog Devices, Inc.	51,282	11,705,629
Apple, Inc.	85,526	18,013,486
Shares		Value
United States–(continued)
Berkshire Hathaway, Inc., Class B(b)	38,307	$15,583,288
Broadcom, Inc.	6,783	10,890,310
CME Group, Inc., Class A	29,655	5,830,173
Coca-Cola Co. (The)	222,327	14,151,114
Copart, Inc.(b)	158,416	8,579,811
Costco Wholesale Corp.	3,794	3,224,862
Danaher Corp.	42,576	10,637,614
EOG Resources, Inc.	74,415	9,366,616
Fastenal Co.	46,475	2,920,489
Ferguson PLC	31,140	6,030,261
Home Depot, Inc. (The)	32,422	11,160,949
Intuit, Inc.	4,274	2,808,916
JPMorgan Chase & Co.	46,087	9,321,557
Linde PLC	25,466	11,174,735
Marsh & McLennan Cos., Inc.	62,934	13,261,452
Mastercard, Inc., Class A	31,183	13,756,692
Microsoft Corp.	80,465	35,963,832
Moody’s Corp.	21,545	9,068,937
Motorola Solutions, Inc.	14,810	5,717,401
NVIDIA Corp.	109,626	13,543,196
Old Dominion Freight Line, Inc.	78,775	13,911,665
O’Reilly Automotive, Inc.(b)	12,821	13,539,745
Progressive Corp. (The)	50,838	10,559,561
Texas Instruments, Inc.	35,711	6,946,861
Thermo Fisher Scientific, Inc.	25,607	14,160,671
Union Pacific Corp.	38,523	8,716,214
UnitedHealth Group, Inc.	32,347	16,473,033
		399,888,402
Total Common Stocks & Other Equity Interests (Cost $472,904,275)		586,697,066
Money Market Funds–2.87%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(c)(d)	10,438,522	10,438,522
Invesco Treasury Portfolio, Institutional Class, 5.21%(c)(d)	6,959,015	6,959,015
Total Money Market Funds (Cost $17,397,537)		17,397,537
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.75% (Cost $490,301,812)		604,094,603
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.04%
Invesco Private Government Fund, 5.31%(c)(d)(e)	66,173	66,173
Invesco Private Prime Fund, 5.48%(c)(d)(e)	168,170	168,221
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $234,394)		234,394
TOTAL INVESTMENTS IN SECURITIES—99.79% (Cost $490,536,206)		604,328,997
OTHER ASSETS LESS LIABILITIES–0.21%		1,248,205
NET ASSETS–100.00%		$605,577,202

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Global Core Equity Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at June 30, 2024.
(b)	Non-income producing security.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,865,252	$39,870,677	$(33,297,407)	$-	$-	$10,438,522	$189,986
Invesco Treasury Portfolio, Institutional Class	2,576,835	26,580,452	(22,198,272)	-	-	6,959,015	126,356
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	3,713,473	(3,647,300)	-	-	66,173	5,721*
Invesco Private Prime Fund	-	9,525,459	(9,357,318)	-	80	168,221	15,224*
Total	$6,442,087	$79,690,061	$(68,500,297)	$-	$80	$17,631,931	$337,287

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Global Core Equity Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $472,904,275)*	$586,697,066
Investments in affiliated money market funds, at value (Cost $17,631,931)	17,631,931
Foreign currencies, at value (Cost $374,414)	373,348
Receivable for:
Fund shares sold	422,786
Dividends	1,632,916
Foreign withholding tax claims	140,979
Investment for trustee deferred compensation and retirement plans	140,549
Other assets	62,477
Total assets	607,102,052
Liabilities:
Payable for:
Fund shares reacquired	723,204
Collateral upon return of securities loaned	234,394
Accrued fees to affiliates	329,065
Accrued other operating expenses	53,490
Trustee deferred compensation and retirement plans	184,697
Total liabilities	1,524,850
Net assets applicable to shares outstanding	$605,577,202
Net assets consist of:
Shares of beneficial interest	$466,977,366
Distributable earnings	138,599,836
$605,577,202
Net Assets:
Class A	$566,932,884
Class C	$3,711,943
Class R	$1,892,099
Class Y	$24,793,237
Class R5	$1,351,105
Class R6	$6,895,934
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	35,512,799
Class C	253,989
Class R	119,146
Class Y	1,549,059
Class R5	82,763
Class R6	421,933
Class A:
Net asset value per share	$15.96
Maximum offering price per share (Net asset value of $15.96 ÷ 94.50%)	$16.89
Class C:
Net asset value and offering price per share	$14.61
Class R:
Net asset value and offering price per share	$15.88
Class Y:
Net asset value and offering price per share	$16.01
Class R5:
Net asset value and offering price per share	$16.32
Class R6:
Net asset value and offering price per share	$16.34

*	At June 30, 2024, security with a value of $221,330 was on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Global Core Equity Fund

Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $154,623)	$4,635,185
Dividends from affiliated money market funds (includes net securities lending income of $870)	317,212
Foreign withholding tax claims	140,979
Total investment income	5,093,376
Expenses:
Advisory fees	2,321,466
Administrative services fees	42,776
Custodian fees	21,884
Distribution fees:
Class A	693,892
Class C	16,185
Class R	4,152
Transfer agent fees — A, C, R and Y	430,571
Transfer agent fees — R5	627
Transfer agent fees — R6	969
Trustees’ and officers’ fees and benefits	12,454
Registration and filing fees	42,427
Reports to shareholders	109,222
Professional services fees	34,825
Other	8,057
Total expenses	3,739,507
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(133,016)
Net expenses	3,606,491
Net investment income	1,486,885
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $818)	21,322,670
Affiliated investment securities	80
Foreign currencies	(83,310)
21,239,440
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $85,284)	40,687,661
Foreign currencies	(53,862)
40,633,799
Net realized and unrealized gain	61,873,239
Net increase in net assets resulting from operations	$63,360,124
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Global Core Equity Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income	$1,486,885	$3,140,724
Net realized gain	21,239,440	14,175,486
Change in net unrealized appreciation	40,633,799	91,713,443
Net increase in net assets resulting from operations	63,360,124	109,029,653
Distributions to shareholders from distributable earnings:
Class A	—	(13,131,252)
Class C	—	(77,940)
Class R	—	(32,448)
Class Y	—	(591,459)
Class R5	—	(30,373)
Class R6	—	(169,245)
Total distributions from distributable earnings	—	(14,032,717)
Share transactions–net:
Class A	(31,183,945)	(45,659,892)
Class C	60,829	(769,658)
Class R	205,713	(132,759)
Class Y	311,993	(3,596,406)
Class R5	24,189	165,486
Class R6	(14,263)	186,761
Net increase (decrease) in net assets resulting from share transactions	(30,595,484)	(49,806,468)
Net increase in net assets	32,764,640	45,190,468
Net assets:
Beginning of period	572,812,562	527,622,094
End of period	$605,577,202	$572,812,562
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Global Core Equity Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 06/30/24	$14.34	$0.04	$1.58	$1.62	$—	$—	$—	$15.96	11.30%	$566,933	1.24%(d)	1.28%(d)	0.48%(d)	23%
Year ended 12/31/23	12.07	0.07	2.55	2.62	(0.04)	(0.31)	(0.35)	14.34	21.79	538,642	1.21	1.26	0.56	107
Year ended 12/31/22	16.02	0.04	(3.59)	(3.55)	(0.01)	(0.39)	(0.40)	12.07	(22.20)	495,054	1.22	1.26	0.29	11
Year ended 12/31/21	14.61	0.01	2.26	2.27	(0.13)	(0.73)	(0.86)	16.02	15.68	718,327	1.22	1.22	0.06	23
Year ended 12/31/20	15.66	0.14	1.78	1.92	(0.03)	(2.94)	(2.97)	14.61	12.63	686,612	1.22	1.28	0.92	126
Year ended 12/31/19	12.73	0.19	2.93	3.12	(0.19)	—	(0.19)	15.66	24.53	709,829	1.22	1.28	1.33	24
Class C
Six months ended 06/30/24	13.18	(0.02)	1.45	1.43	—	—	—	14.61	10.85	3,712	1.99(d)	2.03(d)	(0.27)(d)	23
Year ended 12/31/23	11.16	(0.02)	2.35	2.33	—	(0.31)	(0.31)	13.18	20.95	3,318	1.96	2.01	(0.19)	107
Year ended 12/31/22	14.96	(0.06)	(3.35)	(3.41)	—	(0.39)	(0.39)	11.16	(22.81)	3,462	1.97	2.01	(0.46)	11
Year ended 12/31/21	13.67	(0.10)	2.12	2.02	—	(0.73)	(0.73)	14.96	14.90	5,778	1.97	1.97	(0.69)	23
Year ended 12/31/20	14.94	0.02	1.68	1.70	(0.03)	(2.94)	(2.97)	13.67	11.75	6,307	1.97	2.03	0.17	126
Year ended 12/31/19	12.10	0.08	2.79	2.87	(0.03)	—	(0.03)	14.94	23.74	14,290	1.97	2.03	0.58	24
Class R
Six months ended 06/30/24	14.29	0.02	1.57	1.59	—	—	—	15.88	11.13	1,892	1.49(d)	1.53(d)	0.23(d)	23
Year ended 12/31/23	12.02	0.04	2.55	2.59	(0.01)	(0.31)	(0.32)	14.29	21.59	1,510	1.46	1.51	0.31	107
Year ended 12/31/22	16.00	0.01	(3.60)	(3.59)	—	(0.39)	(0.39)	12.02	(22.45)	1,403	1.47	1.51	0.04	11
Year ended 12/31/21	14.58	(0.03)	2.27	2.24	(0.09)	(0.73)	(0.82)	16.00	15.49	1,732	1.47	1.47	(0.19)	23
Year ended 12/31/20	15.68	0.10	1.77	1.87	(0.03)	(2.94)	(2.97)	14.58	12.28	1,845	1.47	1.53	0.67	126
Year ended 12/31/19	12.72	0.16	2.94	3.10	(0.14)	—	(0.14)	15.68	24.38	1,963	1.47	1.53	1.08	24
Class Y
Six months ended 06/30/24	14.36	0.06	1.59	1.65	—	—	—	16.01	11.49	24,793	0.99(d)	1.03(d)	0.73(d)	23
Year ended 12/31/23	12.09	0.11	2.55	2.66	(0.08)	(0.31)	(0.39)	14.36	22.08	21,948	0.96	1.01	0.81	107
Year ended 12/31/22	16.06	0.07	(3.60)	(3.53)	(0.05)	(0.39)	(0.44)	12.09	(21.99)	21,797	0.97	1.01	0.54	11
Year ended 12/31/21	14.64	0.05	2.27	2.32	(0.17)	(0.73)	(0.90)	16.06	15.97	34,582	0.97	0.97	0.31	23
Year ended 12/31/20	15.64	0.17	1.80	1.97	(0.03)	(2.94)	(2.97)	14.64	12.96	32,476	0.97	1.03	1.17	126
Year ended 12/31/19	12.71	0.23	2.93	3.16	(0.23)	—	(0.23)	15.64	24.87	34,547	0.97	1.03	1.58	24
Class R5
Six months ended 06/30/24	14.65	0.06	1.61	1.67	—	—	—	16.32	11.40	1,351	0.97(d)	0.98(d)	0.75(d)	23
Year ended 12/31/23	12.32	0.11	2.62	2.73	(0.09)	(0.31)	(0.40)	14.65	22.19	1,190	0.95	0.96	0.82	107
Year ended 12/31/22	16.37	0.08	(3.68)	(3.60)	(0.06)	(0.39)	(0.45)	12.32	(22.02)	857	0.95	0.95	0.56	11
Year ended 12/31/21	14.90	0.06	2.31	2.37	(0.17)	(0.73)	(0.90)	16.37	16.05	1,125	0.93	0.93	0.35	23
Year ended 12/31/20	15.88	0.18	1.81	1.99	(0.03)	(2.94)	(2.97)	14.90	12.89	1,004	0.95	0.95	1.19	126
Year ended 12/31/19	12.90	0.24	2.97	3.21	(0.23)	—	(0.23)	15.88	24.92	755	0.95	0.95	1.60	24
Class R6
Six months ended 06/30/24	14.66	0.06	1.62	1.68	—	—	—	16.34	11.46	6,896	0.91(d)	0.91(d)	0.81(d)	23
Year ended 12/31/23	12.33	0.12	2.62	2.74	(0.10)	(0.31)	(0.41)	14.66	22.27	6,204	0.88	0.89	0.89	107
Year ended 12/31/22	16.39	0.09	(3.69)	(3.60)	(0.07)	(0.39)	(0.46)	12.33	(21.99)	5,048	0.88	0.88	0.63	11
Year ended 12/31/21	14.91	0.07	2.32	2.39	(0.18)	(0.73)	(0.91)	16.39	16.17	6,971	0.87	0.87	0.41	23
Year ended 12/31/20	15.88	0.19	1.81	2.00	(0.03)	(2.94)	(2.97)	14.91	12.95	6,581	0.89	0.89	1.25	126
Year ended 12/31/19	12.90	0.24	2.98	3.22	(0.24)	—	(0.24)	15.88	24.98	7,085	0.90	0.90	1.65	24

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Global Core Equity Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Global Core Equity Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
8	Invesco Global Core Equity Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended June 30, 2024, the Fund did not enter into any closing agreements.
G.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds
9	Invesco Global Core Equity Fund

(collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2024, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.800%
Next $250 million	0.780%
Next $500 million	0.760%
Next $1.5 billion	0.740%
Next $2.5 billion	0.720%
Next $2.5 billion	0.700%
Next $2.5 billion	0.680%
Over $10 billion	0.660%
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.79%.
10	Invesco Global Core Equity Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
Effective May 1, 2024, the Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). Prior to May 1, 2024, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.22%, 1.97%, 1.47%, 0.97%, 0.97% and 0.97%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $5,734 and reimbursed class level expenses of $112,103, $673, $331, $4,676, $53 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  June 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2024, IDI advised the Fund that IDI retained $5,610 in front-end sales commissions from the sale of Class A shares and $3 and $61 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended June 30, 2024, the Fund incurred $811 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
11	Invesco Global Core Equity Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$2,407,862	$—	$2,407,862
Canada	35,662,581	—	—	35,662,581
China	—	14,325,043	—	14,325,043
France	—	38,787,852	—	38,787,852
Italy	7,153,607	—	—	7,153,607
Netherlands	—	9,660,090	—	9,660,090
South Korea	—	11,042,204	—	11,042,204
Sweden	—	6,412,536	—	6,412,536
Taiwan	—	10,873,334	—	10,873,334
United Kingdom	—	50,483,555	—	50,483,555
United States	399,888,402	—	—	399,888,402
Money Market Funds	17,397,537	234,394	—	17,631,931
Total Investments	$460,102,127	$144,226,870	$—	$604,328,997
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended June 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $9,446.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2023.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $130,258,340 and $172,010,487, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$112,660,090
Aggregate unrealized (depreciation) of investments	(2,077,528)
Net unrealized appreciation of investments	$110,582,562
Cost of investments for tax purposes is $493,746,435.
12	Invesco Global Core Equity Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	197,680	$2,984,529	437,781	$5,849,090
Class C	50,276	724,403	159,779	1,954,303
Class R	22,515	339,221	33,213	441,246
Class Y	209,584	3,193,828	281,164	3,747,005
Class R5	3,339	52,472	15,003	208,448
Class R6	39,445	621,988	83,528	1,130,528
Issued as reinvestment of dividends:
Class A	-	-	841,014	11,908,757
Class C	-	-	5,700	74,161
Class R	-	-	2,301	32,448
Class Y	-	-	32,870	466,094
Class R5	-	-	2,081	30,096
Class R6	-	-	11,065	160,117
Automatic conversion of Class C shares to Class A shares:
Class A	25,927	388,565	44,400	595,009
Class C	(28,259)	(388,565)	(48,183)	(595,009)
Reacquired:
Class A	(2,262,511)	(34,557,039)	(4,786,814)	(64,012,748)
Class C	(19,789)	(275,009)	(175,747)	(2,203,113)
Class R	(9,098)	(133,508)	(46,486)	(606,453)
Class Y	(188,624)	(2,881,835)	(589,242)	(7,809,505)
Class R5	(1,840)	(28,283)	(5,391)	(73,058)
Class R6	(40,635)	(636,251)	(80,677)	(1,103,884)
Net increase (decrease) in share activity	(2,001,990)	$(30,595,484)	(3,782,641)	$(49,806,468)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
NOTE 10—Subsequent Event
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors.
13	Invesco Global Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Funds Group (Invesco Funds Group) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Global Core Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the MSCI World Index (Index).  The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods.  The Board considered that the Fund’s stock selection in, and underweight exposure to, certain sectors detracted from Fund performance.  The Board also considered that the Fund changed its Lipper classification in 2022.  The Board further considered
14	Invesco Global Core Equity Fund

that the Fund underwent a portfolio management team change in September 2023, and that performance results prior to such date were those of the prior portfolio management team.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.
The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for
15	Invesco Global Core Equity Fund

executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
16	Invesco Global Core Equity Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Funds Group (Invesco Funds Group), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld
(1)*	Beth Ann Brown	96,416,079.80	4,062,438.08
	Carol Deckbar	96,382,524.71	4,095,993.16
	Cynthia Hostetler	96,466,262.72	4,012,255.16
	Dr. Eli Jones	96,498,895.40	3,979,622.48
	Elizabeth Krentzman	96,552,099.70	3,926,418.17
	Jeffrey H. Kupor	96,593,742.71	3,884,775.17
	Anthony J. LaCava, Jr.	96,585,920.05	3,892,597.83
	James Liddy	96,604,559.02	3,873,958.86
	Dr. Prema Mathai-Davis	96,202,801.75	4,275,716.12
	Joel W. Motley	96,401,604.07	4,076,913.81
	Teresa M. Ressel	96,506,838.83	3,971,679.05
	Douglas Sharp	96,642,365.48	3,836,152.40
	Robert C. Troccoli	96,641,457.91	3,837,059.97
	Daniel S. Vandivort	96,656,953.13	3,821,564.74
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Funds Group.
17	Invesco Global Core Equity Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
18	Invesco Global Core Equity Fund

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SEC file number(s): 811-01540 and 002-27334	Invesco Distributors, Inc.	GCE-NCSRS

Semi-Annual Financial Statements and Other Information	June 30, 2024
Invesco Small Cap Equity Fund
Nasdaq:
A: SMEAX ■ C: SMECX ■ R: SMERX ■ Y: SMEYX ■ R5: SMEIX ■ R6: SMEFX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
16	Approval of Investment Advisory and Sub-Advisory Contracts
19	Proxy Results
20	Other Information Required in Shareholder Reports

Schedule of Investments(a)
June 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.21%
Aerospace & Defense–2.42%
Curtiss-Wright Corp.	38,763	$10,503,998
Leonardo DRS, Inc.(b)	446,540	11,391,235
		21,895,233
Apparel, Accessories & Luxury Goods–1.97%
Kontoor Brands, Inc.(c)	144,280	9,544,122
Oxford Industries, Inc.(c)	82,660	8,278,399
		17,822,521
Application Software–2.50%
Descartes Systems Group, Inc. (The) (Canada)(b)	108,703	10,526,799
Q2 Holdings, Inc.(b)	199,365	12,027,690
		22,554,489
Automotive Parts & Equipment–1.99%
Modine Manufacturing Co.(b)(c)	91,253	9,142,638
Patrick Industries, Inc.(c)	81,566	8,853,989
		17,996,627
Biotechnology–3.41%
ADMA Biologics, Inc.(b)	480,127	5,367,820
Ascendis Pharma A/S, ADR (Denmark)(b)	45,867	6,255,341
Natera, Inc.(b)	101,584	11,000,531
Vaxcyte, Inc.(b)	58,801	4,440,064
Xenon Pharmaceuticals, Inc. (Canada)(b)	95,113	3,708,456
		30,772,212
Broadline Retail–1.54%
Ollie’s Bargain Outlet Holdings, Inc.(b)	141,964	13,936,606
Building Products–2.01%
Griffon Corp.(c)	159,741	10,201,060
Janus International Group, Inc.(b)(c)	629,412	7,949,474
		18,150,534
Cargo Ground Transportation–2.22%
Knight-Swift Transportation Holdings, Inc.	163,382	8,156,029
XPO, Inc.(b)	112,251	11,915,444
		20,071,473
Commercial & Residential Mortgage Finance–1.37%
Mr. Cooper Group, Inc.(b)	152,738	12,406,908
Communications Equipment–0.91%
Lumentum Holdings, Inc.(b)(c)	161,786	8,238,143
Construction & Engineering–0.97%
Comfort Systems USA, Inc.	28,880	8,782,986
Shares		Value
Construction Materials–1.75%
Summit Materials, Inc., Class A(b)	432,170	$15,821,744
Electrical Components & Equipment–1.16%
EnerSys	101,338	10,490,510
Electronic Components–1.07%
Coherent Corp.(b)	133,016	9,638,339
Electronic Manufacturing Services–2.21%
Celestica, Inc. (Canada)(b)	187,882	10,771,275
Flex Ltd.(b)	312,781	9,223,912
		19,995,187
Environmental & Facilities Services–1.84%
Casella Waste Systems, Inc., Class A(b)	104,027	10,321,559
Montrose Environmental Group, Inc.(b)(c)	140,510	6,261,125
		16,582,684
Financial Exchanges & Data–1.52%
TMX Group Ltd. (Canada)	494,378	13,761,130
Food Distributors–1.06%
Chefs’ Warehouse, Inc. (The)(b)(c)	245,133	9,587,152
Food Retail–2.03%
Sprouts Farmers Market, Inc.(b)	219,557	18,368,139
Gas Utilities–0.68%
ONE Gas, Inc.	96,736	6,176,594
Health Care Equipment–1.99%
CONMED Corp.	91,055	6,311,933
Enovis Corp.(b)(c)	134,285	6,069,682
iRhythm Technologies, Inc.(b)(c)	52,255	5,624,728
		18,006,343
Health Care Facilities–3.69%
Encompass Health Corp.	139,070	11,930,815
Tenet Healthcare Corp.(b)	161,064	21,426,344
		33,357,159
Health Care Services–0.67%
BrightSpring Health Services, Inc.(b)	531,246	6,034,955
Health Care Technology–0.94%
Simulations Plus, Inc.(c)	175,215	8,518,953
Homebuilding–2.04%
Taylor Morrison Home Corp., Class A(b)	332,242	18,419,496
Homefurnishing Retail–1.12%
Arhaus, Inc.(c)	594,885	10,077,352
Hotels, Resorts & Cruise Lines–1.18%
Travel + Leisure Co.	237,174	10,668,086

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Small Cap Equity Fund

Shares		Value
Industrial Machinery & Supplies & Components–3.73%
Gates Industrial Corp. PLC(b)	619,914	$9,800,840
ITT, Inc.	117,652	15,198,285
Timken Co. (The)	108,988	8,733,209
		33,732,334
Industrial REITs–2.15%
EastGroup Properties, Inc.	60,476	10,286,968
STAG Industrial, Inc.	252,142	9,092,240
		19,379,208
Investment Banking & Brokerage–3.98%
BGC Group, Inc., Class A(c)	1,102,670	9,152,161
Jefferies Financial Group, Inc.	227,774	11,334,034
Piper Sandler Cos.	67,047	15,432,208
		35,918,403
Leisure Products–1.37%
Acushnet Holdings Corp.(c)	194,700	12,359,556
Life Sciences Tools & Services–0.67%
CryoPort, Inc.(b)(c)	191,626	1,324,136
Quanterix Corp.(b)	359,379	4,747,396
		6,071,532
Oil & Gas Equipment & Services–2.62%
Cactus, Inc., Class A(c)	193,744	10,218,059
Weatherford International PLC(b)	109,854	13,451,622
		23,669,681
Oil & Gas Exploration & Production–3.17%
Antero Resources Corp.(b)	285,473	9,314,984
Matador Resources Co.(c)	167,986	10,011,966
Permian Resources Corp.	575,200	9,289,480
		28,616,430
Other Specialized REITs–1.15%
Gaming and Leisure Properties, Inc.	230,690	10,429,495
Packaged Foods & Meats–0.84%
Simply Good Foods Co. (The)(b)	210,818	7,616,854
Paper & Plastic Packaging Products & Materials–1.21%
Graphic Packaging Holding Co.(c)	418,409	10,966,500
Pharmaceuticals–1.00%
Axsome Therapeutics, Inc.(b)(c)	57,259	4,609,350
Intra-Cellular Therapies, Inc.(b)	64,627	4,426,303
		9,035,653
Property & Casualty Insurance–2.12%
RLI Corp.	74,299	10,453,126
Skyward Specialty Insurance Group, Inc.(b)	241,191	8,726,291
		19,179,417
Regional Banks–10.35%
Banc of California, Inc.(c)	672,239	8,591,215
Bancorp, Inc. (The)(b)	286,540	10,819,751
Shares		Value
Regional Banks–(continued)
Cullen/Frost Bankers, Inc.(c)	98,160	$9,976,001
First Financial Bankshares, Inc.(c)	331,583	9,791,646
Glacier Bancorp, Inc.	204,645	7,637,351
Pacific Premier Bancorp, Inc.	305,569	7,018,920
Pinnacle Financial Partners, Inc.	152,182	12,180,647
SouthState Corp.	122,240	9,341,581
Webster Financial Corp.	223,336	9,735,216
Western Alliance Bancorporation	134,570	8,453,687
		93,546,015
Research & Consulting Services–2.18%
CACI International, Inc., Class A(b)	23,822	10,246,557
ICF International, Inc.	63,896	9,486,000
		19,732,557
Restaurants–0.77%
Bloomin’ Brands, Inc.(c)	360,912	6,940,338
Semiconductor Materials & Equipment–3.17%
FormFactor, Inc.(b)	162,210	9,818,571
Ichor Holdings Ltd.(b)	175,311	6,758,239
MKS Instruments, Inc.	92,424	12,068,726
		28,645,536
Semiconductors–2.84%
Allegro MicroSystems, Inc. (Japan)(b)(c)	309,312	8,734,971
Diodes, Inc.(b)(c)	113,997	8,199,804
Rambus, Inc.(b)	148,316	8,715,048
		25,649,823
Specialty Chemicals–2.10%
Ashland, Inc.	106,896	10,100,603
Innospec, Inc.	71,782	8,871,537
		18,972,140
Steel–1.05%
ATI, Inc.(b)(c)	171,485	9,508,843
Systems Software–1.15%
Commvault Systems, Inc.(b)	85,242	10,362,870
Trading Companies & Distributors–2.71%
Applied Industrial Technologies, Inc.	77,120	14,961,280
Core & Main, Inc., Class A(b)	193,676	9,478,503
		24,439,783
Transaction & Payment Processing Services–0.97%
Shift4 Payments, Inc., Class A(b)(c)	119,405	8,758,357
Water Utilities–0.65%
SJW Group	107,835	5,846,814
Total Common Stocks & Other Equity Interests (Cost $688,551,103)		887,509,694
Money Market Funds–1.79%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)	5,650,987	5,650,987
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Small Cap Equity Fund

Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 5.26%(d)(e)	4,035,714	$4,036,925
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	6,458,271	6,458,271
Total Money Market Funds (Cost $16,146,173)		16,146,183
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $704,697,276)		903,655,877
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–14.09%
Invesco Private Government Fund, 5.31%(d)(e)(f)	34,922,373	34,922,373
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.48%(d)(e)(f)	92,391,189	$92,418,907
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $127,341,588)		127,341,280
TOTAL INVESTMENTS IN SECURITIES–114.09% (Cost $832,038,864)		1,030,997,157
OTHER ASSETS LESS LIABILITIES—(14.09)%		(127,351,600)
NET ASSETS–100.00%		$903,645,557
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value June 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,842,581	$40,451,853	$(38,643,447)	$-	$-	$5,650,987	$134,691
Invesco Liquid Assets Portfolio, Institutional Class	2,746,481	28,894,181	(27,602,463)	(1,486)	212	4,036,925	99,660
Invesco Treasury Portfolio, Institutional Class	4,391,521	46,230,689	(44,163,939)	-	-	6,458,271	153,646
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	46,131,494	150,762,558	(161,971,679)	-	-	34,922,373	889,675*
Invesco Private Prime Fund	122,400,784	385,799,346	(415,753,497)	(31,138)	3,412	92,418,907	2,399,383*
Total	$179,512,861	$652,138,627	$(688,135,025)	$(32,624)	$3,624	$143,487,463	$3,677,055

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Small Cap Equity Fund

Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $688,551,103)*	$887,509,694
Investments in affiliated money market funds, at value (Cost $143,487,761)	143,487,463
Cash	185
Foreign currencies, at value and cost	150
Receivable for:
Investments sold	254,058
Fund shares sold	7,034,870
Dividends	415,337
Investment for trustee deferred compensation and retirement plans	132,116
Other assets	62,345
Total assets	1,038,896,218
Liabilities:
Payable for:
Fund shares reacquired	7,120,758
Collateral upon return of securities loaned	127,341,588
Accrued fees to affiliates	554,369
Accrued other operating expenses	94,021
Trustee deferred compensation and retirement plans	139,925
Total liabilities	135,250,661
Net assets applicable to shares outstanding	$903,645,557
Net assets consist of:
Shares of beneficial interest	$638,812,852
Distributable earnings	264,832,705
$903,645,557
Net Assets:
Class A	$557,524,516
Class C	$11,647,938
Class R	$54,379,356
Class Y	$66,870,402
Class R5	$19,077,094
Class R6	$194,146,251
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	39,571,742
Class C	1,338,881
Class R	4,392,214
Class Y	4,403,446
Class R5	1,123,198
Class R6	11,271,511
Class A:
Net asset value per share	$14.09
Maximum offering price per share (Net asset value of $14.09 ÷ 94.50%)	$14.91
Class C:
Net asset value and offering price per share	$8.70
Class R:
Net asset value and offering price per share	$12.38
Class Y:
Net asset value and offering price per share	$15.19
Class R5:
Net asset value and offering price per share	$16.98
Class R6:
Net asset value and offering price per share	$17.22

*	At June 30, 2024, securities with an aggregate value of $125,301,998 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Small Cap Equity Fund

Statement of Operations
For the six months ended June 30, 2024
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $20,286)	$4,692,106
Dividends from affiliated money market funds (includes net securities lending income of $78,761)	466,758
Total investment income	5,158,864
Expenses:
Advisory fees	3,251,408
Administrative services fees	63,957
Custodian fees	2,689
Distribution fees:
Class A	691,984
Class C	59,119
Class R	134,877
Transfer agent fees — A, C, R and Y	771,105
Transfer agent fees — R5	12,550
Transfer agent fees — R6	27,612
Trustees’ and officers’ fees and benefits	12,614
Registration and filing fees	50,139
Reports to shareholders	249,377
Professional services fees	28,712
Other	9,145
Total expenses	5,365,288
Less: Fees waived and/or expense offset arrangement(s)	(22,131)
Net expenses	5,343,157
Net investment income (loss)	(184,293)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	22,201,949
Affiliated investment securities	3,624
Foreign currencies	(524)
22,205,049
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	26,717,864
Affiliated investment securities	(32,624)
Foreign currencies	(4)
26,685,236
Net realized and unrealized gain	48,890,285
Net increase in net assets resulting from operations	$48,705,992
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Small Cap Equity Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2024 and the year ended December 31, 2023
(Unaudited)
	June 30, 2024	December 31, 2023
Operations:
Net investment income (loss)	$(184,293)	$(337,735)
Net realized gain	22,205,049	48,909,650
Change in net unrealized appreciation	26,685,236	78,554,843
Net increase in net assets resulting from operations	48,705,992	127,126,758
Distributions to shareholders from distributable earnings:
Class A	—	(2,196,652)
Class C	—	(76,628)
Class R	—	(242,992)
Class Y	—	(236,512)
Class R5	—	(78,294)
Class R6	—	(601,500)
Total distributions from distributable earnings	—	(3,432,578)
Share transactions–net:
Class A	(21,364,723)	(33,458,942)
Class C	(924,858)	(1,672,359)
Class R	(2,298,096)	(191,193)
Class Y	(1,355,379)	(4,175,039)
Class R5	(6,768,057)	(69,102)
Class R6	1,041,252	(53,430,033)
Net increase (decrease) in net assets resulting from share transactions	(31,669,861)	(92,996,668)
Net increase in net assets	17,036,131	30,697,512
Net assets:
Beginning of period	886,609,426	855,911,914
End of period	$903,645,557	$886,609,426
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Small Cap Equity Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 06/30/24	$13.35	$(0.01)	$0.75	$0.74	$—	$—	$—	$14.09	5.54%	$557,525	1.30%(d)	1.30%(d)	(0.15)%(d)	22%
Year ended 12/31/23	11.56	(0.02)	1.86	1.84	—	(0.05)	(0.05)	13.35	15.96	548,978	1.26	1.26	(0.15)	43
Year ended 12/31/22	14.99	(0.02)	(3.07)	(3.09)	—	(0.34)	(0.34)	11.56	(20.60)	506,506	1.26	1.26	(0.17)	33
Year ended 12/31/21	14.97	(0.04)	2.91	2.87	—	(2.85)	(2.85)	14.99	20.02	660,296	1.22	1.22	(0.22)	22
Year ended 12/31/20	12.50	(0.02)	3.39	3.37	—	(0.90)	(0.90)	14.97	27.29	562,995	1.31	1.31	(0.13)	43
Year ended 12/31/19	11.04	(0.00)	2.86	2.86	—	(1.40)	(1.40)	12.50	26.13	495,573	1.31	1.31	(0.00)	35
Class C
Six months ended 06/30/24	8.28	(0.04)	0.46	0.42	—	—	—	8.70	5.07	11,648	2.05(d)	2.05(d)	(0.90)(d)	22
Year ended 12/31/23	7.23	(0.07)	1.17	1.10	—	(0.05)	(0.05)	8.28	15.28	11,982	2.01	2.01	(0.90)	43
Year ended 12/31/22	9.61	(0.07)	(1.97)	(2.04)	—	(0.34)	(0.34)	7.23	(21.20)	12,069	2.01	2.01	(0.92)	33
Year ended 12/31/21	10.57	(0.12)	2.01	1.89	—	(2.85)	(2.85)	9.61	19.06	17,784	1.97	1.97	(0.97)	22
Year ended 12/31/20	9.11	(0.08)	2.44	2.36	—	(0.90)	(0.90)	10.57	26.36	16,129	2.06	2.06	(0.88)	43
Year ended 12/31/19	8.42	(0.07)	2.16	2.09	—	(1.40)	(1.40)	9.11	25.10	18,873	2.06	2.06	(0.75)	35
Class R
Six months ended 06/30/24	11.75	(0.02)	0.65	0.63	—	—	—	12.38	5.36	54,379	1.55(d)	1.55(d)	(0.40)(d)	22
Year ended 12/31/23	10.20	(0.04)	1.64	1.60	—	(0.05)	(0.05)	11.75	15.73	53,783	1.51	1.51	(0.40)	43
Year ended 12/31/22	13.31	(0.05)	(2.72)	(2.77)	—	(0.34)	(0.34)	10.20	(20.79)	46,851	1.51	1.51	(0.42)	33
Year ended 12/31/21	13.61	(0.07)	2.62	2.55	—	(2.85)	(2.85)	13.31	19.66	51,571	1.47	1.47	(0.47)	22
Year ended 12/31/20	11.45	(0.04)	3.10	3.06	—	(0.90)	(0.90)	13.61	27.09	48,792	1.56	1.56	(0.38)	43
Year ended 12/31/19	10.24	(0.03)	2.64	2.61	—	(1.40)	(1.40)	11.45	25.71	47,521	1.56	1.56	(0.25)	35
Class Y
Six months ended 06/30/24	14.37	0.01	0.81	0.82	—	—	—	15.19	5.71	66,870	1.05(d)	1.05(d)	0.10(d)	22
Year ended 12/31/23	12.41	0.01	2.00	2.01	—	(0.05)	(0.05)	14.37	16.23	64,657	1.01	1.01	0.10	43
Year ended 12/31/22	16.02	0.01	(3.28)	(3.27)	—	(0.34)	(0.34)	12.41	(20.40)	59,796	1.01	1.01	0.08	33
Year ended 12/31/21	15.80	0.01	3.07	3.08	(0.01)	(2.85)	(2.86)	16.02	20.27	91,380	0.97	0.97	0.03	22
Year ended 12/31/20	13.12	0.02	3.57	3.59	(0.01)	(0.90)	(0.91)	15.80	27.70	66,783	1.06	1.06	0.12	43
Year ended 12/31/19	11.51	0.03	2.98	3.01	—	(1.40)	(1.40)	13.12	26.36	62,023	1.06	1.06	0.25	35
Class R5
Six months ended 06/30/24	16.07	0.02	0.89	0.91	—	—	—	16.98	5.66	19,077	0.92(d)	0.92(d)	0.23(d)	22
Year ended 12/31/23	13.84	0.03	2.25	2.28	—	(0.05)	(0.05)	16.07	16.51	24,448	0.89	0.89	0.22	43
Year ended 12/31/22	17.80	0.03	(3.65)	(3.62)	—	(0.34)	(0.34)	13.84	(20.32)	21,181	0.87	0.87	0.22	33
Year ended 12/31/21	17.28	0.03	3.36	3.39	(0.02)	(2.85)	(2.87)	17.80	20.39	27,506	0.85	0.85	0.15	22
Year ended 12/31/20	14.28	0.04	3.91	3.95	(0.05)	(0.90)	(0.95)	17.28	27.95	21,396	0.88	0.88	0.30	43
Year ended 12/31/19	12.40	0.07	3.21	3.28	—	(1.40)	(1.40)	14.28	26.65	20,674	0.85	0.85	0.46	35
Class R6
Six months ended 06/30/24	16.29	0.03	0.90	0.93	—	—	—	17.22	5.71	194,146	0.85(d)	0.85(d)	0.30(d)	22
Year ended 12/31/23	14.03	0.04	2.27	2.31	—	(0.05)	(0.05)	16.29	16.50	182,761	0.82	0.82	0.29	43
Year ended 12/31/22	18.01	0.04	(3.68)	(3.64)	—	(0.34)	(0.34)	14.03	(20.20)	209,508	0.80	0.80	0.29	33
Year ended 12/31/21	17.45	0.04	3.40	3.44	(0.03)	(2.85)	(2.88)	18.01	20.46	316,542	0.79	0.79	0.21	22
Year ended 12/31/20	14.41	0.05	3.94	3.99	(0.05)	(0.90)	(0.95)	17.45	28.03	274,576	0.81	0.81	0.37	43
Year ended 12/31/19	12.50	0.07	3.24	3.31	—	(1.40)	(1.40)	14.41	26.67	293,300	0.81	0.81	0.50	35

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Small Cap Equity Fund

Notes to Financial Statements
June 30, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Small Cap Equity Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s primary investment objective is long-term growth of capital.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
9	Invesco Small Cap Equity Fund

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
10	Invesco Small Cap Equity Fund

F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2024, the Fund paid the Adviser $7,389 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of
11	Invesco Small Cap Equity Fund

the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.745%
Next $250 million	0.730%
Next $500 million	0.715%
Next $1.5 billion	0.700%
Next $2.5 billion	0.685%
Next $2.5 billion	0.670%
Next $2.5 billion	0.655%
Over $10 billion	0.640%
For the six months ended June 30, 2024, the effective advisory fee rate incurred by the Fund was 0.73%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2024, the Adviser waived advisory fees of $8,427.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to
12	Invesco Small Cap Equity Fund

the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  June 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2024, IDI advised the Fund that IDI retained $38,591 in front-end sales commissions from the sale of Class A shares and $1,076 and $34 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended June 30, 2024, the Fund incurred $38,196 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$887,509,694	$—	$—	$887,509,694
Money Market Funds	16,146,183	127,341,280	—	143,487,463
Total Investments	$903,655,877	$127,341,280	$—	$1,030,997,157
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended June 30, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $13,704.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
13	Invesco Small Cap Equity Fund

NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2023.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2024 was $196,811,713 and $234,793,352, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$227,263,838
Aggregate unrealized (depreciation) of investments	(28,589,334)
Net unrealized appreciation of investments	$198,674,504
Cost of investments for tax purposes is $832,322,653.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	1,739,782	$23,922,221	3,743,902	$46,459,127
Class C	106,808	902,955	234,297	1,818,450
Class R	448,574	5,442,062	968,586	10,551,250
Class Y	540,926	8,084,971	1,195,826	15,917,506
Class R5	106,116	1,773,679	242,675	3,673,339
Class R6	1,442,073	24,366,586	3,248,205	48,733,751
Issued as reinvestment of dividends:
Class A	-	-	160,533	2,106,285
Class C	-	-	9,174	74,528
Class R	-	-	21,054	242,959
Class Y	-	-	14,775	208,616
Class R5	-	-	4,962	78,294
Class R6	-	-	36,464	583,428
Automatic conversion of Class C shares to Class A shares:
Class A	49,379	681,384	115,665	1,424,828
Class C	(79,823)	(681,384)	(185,451)	(1,424,828)
14	Invesco Small Cap Equity Fund

	Summary of Share Activity
	Six months ended June 30, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(3,333,863)	$(45,968,328)	(6,732,019)	$(83,449,182)
Class C	(136,053)	(1,146,429)	(278,647)	(2,140,509)
Class R	(634,529)	(7,740,158)	(1,005,132)	(10,985,402)
Class Y	(635,865)	(9,440,350)	(1,531,900)	(20,301,161)
Class R5	(504,718)	(8,541,736)	(255,750)	(3,820,735)
Class R6	(1,391,410)	(23,325,334)	(7,001,603)	(102,747,212)
Net increase (decrease) in share activity	(2,282,603)	$(31,669,861)	(6,994,384)	$(92,996,668)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
NOTE 10—Subsequent Event
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors.
15	Invesco Small Cap Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Funds Group (Invesco Funds Group) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Small Cap Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources
16	Invesco Small Cap Equity Fund

to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Russell 2000® Index (Index).  The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period, the fourth quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.	Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure
17	Invesco Small Cap Equity Fund

employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.  The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
18	Invesco Small Cap Equity Fund

Proxy Results
A Special Joint Meeting (“Meeting”) of Shareholders of AIM Funds Group (Invesco Funds Group), a Delaware statutory trust (“Trust”), was held on January 16, 2024.  The Meeting was held for the following purpose:
(1)    Elect 14 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is duly elected and qualified.
The results of the voting on the above matter were as follows:
	Matter	Votes For	Votes Against/Withheld
(1)*	Beth Ann Brown	96,416,079.80	4,062,438.08
	Carol Deckbar	96,382,524.71	4,095,993.16
	Cynthia Hostetler	96,466,262.72	4,012,255.16
	Dr. Eli Jones	96,498,895.40	3,979,622.48
	Elizabeth Krentzman	96,552,099.70	3,926,418.17
	Jeffrey H. Kupor	96,593,742.71	3,884,775.17
	Anthony J. LaCava, Jr.	96,585,920.05	3,892,597.83
	James Liddy	96,604,559.02	3,873,958.86
	Dr. Prema Mathai-Davis	96,202,801.75	4,275,716.12
	Joel W. Motley	96,401,604.07	4,076,913.81
	Teresa M. Ressel	96,506,838.83	3,971,679.05
	Douglas Sharp	96,642,365.48	3,836,152.40
	Robert C. Troccoli	96,641,457.91	3,837,059.97
	Daniel S. Vandivort	96,656,953.13	3,821,564.74
* Proposal 1 required approval by a combined vote of all the portfolios of AIM Funds Group.
19	Invesco Small Cap Equity Fund

Other Information Required in Shareholder Reports
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies
Matters submitted during the period covered by this report to a vote of shareholders can be found in the Proxy Results section of this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
20	Invesco Small Cap Equity Fund

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SEC file number(s): 811-01540 and 002-27334	Invesco Distributors, Inc.	SCE-NCSRS

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

This information is filed under Item 7 of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

This information is filed under Item 7 of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies

This information is filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This information is filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 16. Controls and Procedures

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

19(a)(1) Not applicable.

19(a)(2) Not applicable.

19(a)(3) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

19(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Funds Group (Invesco Funds Group)

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	August 30, 2024

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	August 30, 2024

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	August 30, 2024